UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	2/28/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Short Duration High Yield Bond

Objective

To provide a high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short Duration High Yield Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	Six Months	1 Year	Since Inception
Class A	4.29%	5.22%	6.90% (10/26/12)
Class C	3.90	4.42	5.80 (10/26/12)
Class Z	4.42	5.49	7.28 (10/26/12)
Barclays U.S. High Yield Ba/B rated 1–5 Yr 1% Capped Index	4.96	7.12	10.66
Lipper High Yield Funds Average	6.67	7.50	11.82

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		1 Year	Since Inception
Class A		1.27%	2.52% (10/26/12)
Class C		2.89	4.11 (10/26/12)
Class Z		4.93	5.19 (10/26/12)
Barclays U.S. High Yield Ba/B rated 1–5 Yr 1% Capped Index		6.61	7.60
Lipper High Yield Funds Average		6.73	8.41

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

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Benchmark Definitions

Barclays U.S. High Yield Ba/B rated 1–5 Year 1% Capped Index

The Barclays U.S. High Yield Ba/B 1–5 Year 1% Constrained Index represents the performance of U.S. short duration, higher-rated high yield bonds.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/14
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A, 9.750%, 03/31/20	1.9%
SunGard Data Systems, Inc., Gtd. Notes, 7.375%, 11/15/18	1.6
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 11.375%, 06/15/18	1.6
CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19	1.5
Koppers, Inc., Gtd. Notes, 7.875%, 12/01/19	1.5

Issues reflect only long-term investments and are subject to change.

Distributions and Yields as of 2/28/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.30	2.80%	2.75%
Class C	0.26	2.14	2.14
Class Z	0.31	3.14	3.14

Credit Quality* expressed as a percentage of net assets as of 2/28/14
Baa	0.4%
Ba	24.1
B	56.4
Caa or Lower	15.9
Not Rated**	2.2
Total Investments	99.0
Other assets in excess of liabilities	1.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 2.18% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Short Duration High Yield Income Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,042.90	1.07%	$5.42
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Class C	Actual	$1,000.00	$1,039.00	1.82%	$9.20
	Hypothetical	$1,000.00	$1,015.77	1.82%	$9.10

Class Z	Actual	$1,000.00	$1,044.20	0.82%	$4.16
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund's fiscal year ending August 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Short Duration High Yield Income Fund	5

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.12%	1.07%
C	1.82	1.82
Z	0.82	0.82

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 28, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 96.8%

BANK LOANS(a) 2.7%

Automotive 0.1%
Schaeffler AG (Germany)	4.750%	01/27/17	EUR	623	$863,930

Banking 0.2%
AA Group	3.521	07/31/18	GBP	1,518	2,533,142

Capital Goods 0.5%
OGF SA	4.734	10/30/20	EUR	2,500	3,488,133
Tank & Rast GmbH (Germany)	3.793	12/10/18	EUR	1,500	2,073,039

					5,561,172

Electric
Calpine Corp.	4.000	04/01/18		123	123,799

Energy—Other 0.4%
Samson Investment Co.	5.000	09/25/18		4,500	4,532,625

Gaming 0.1%
MGM Resorts International	3.500	12/20/19		495	494,072

Healthcare & Pharmaceutical
Catalent Pharma Solutions, Inc.	6.500	12/29/17		300	303,375

Insurance 1.0%
Asurion LLC	3.750	03/03/17		11,000	11,000,000

Media & Entertainment
Getty Images, Inc.	4.750	10/18/19		248	235,929
Gray Television, Inc.	4.750	10/11/19		72	71,980

					307,909

Technology 0.4%
Ancestry.com, Inc.	4.500	12/28/18		364	365,146
First Data Corp.	4.248	03/26/18		150	150,295
Kronos, Inc.	9.750	04/30/20		3,543	3,605,324

					4,120,765

TOTAL BANK LOANS (cost $29,183,366)					29,840,789

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	7

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 93.9%

Aerospace & Defense 1.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	4,750	$5,343,750
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A	8.250	10/15/18	6,300	6,764,625
TransDigm, Inc., Gtd. Notes	7.750	12/15/18	1,400	1,499,750

				13,608,125

Automotive 2.3%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125	05/15/19	4,000	4,320,000
American Axle & Manufacturing Holdings, Inc., Gtd. Notes	5.125	02/15/19	1,750	1,824,375
Chrysler Group LLC,
Sec’d. Notes	8.000	06/15/19	1,225	1,347,500
Sec’d. Notes	8.250	06/15/21	4,500	5,096,250
Sec’d. Notes, 144A	8.000	06/15/19	2,800	3,080,000
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500	10/02/18	1,925	1,987,562
Lear Corp.,
Gtd. Notes	7.875	03/15/18	1,624	1,690,990
Gtd. Notes	8.125	03/15/20	1,012	1,108,140
Meritor, Inc., Gtd. Notes	10.625	03/15/18	1,375	1,452,344
Schaeffler Holding Finance BV (Netherlands), Sr. Sec’d. Notes, PIK, 144A	6.875	08/15/18	2,925	3,115,125

				25,022,286

Building Materials & Construction 3.9%
Beazer Homes USA, Inc.,
Gtd. Notes	9.125	06/15/18	4,000	4,240,000
Sr. Sec’d. Notes	6.625	04/15/18	7,171	7,744,680
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,525,299; purchased 06/20/13)(b)(c)	6.875	08/15/18	1,450	1,524,313
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, RegS	9.250	05/12/20	1,500	1,641,000
Sr. Sec’d. Notes, 144A	9.250	05/12/20	1,000	1,094,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875	04/30/19	4,000	4,580,000
D.R. Horton, Inc.,
Gtd. Notes	3.625	02/15/18	2,018	2,070,972

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Gtd. Notes	5.625%	01/15/16		250	$268,125
Gtd. Notes	6.500	04/15/16		100	109,500
Lennar Corp., Gtd. Notes	4.500	06/15/19		4,200	4,289,250
Standard Pacific Corp.,
Gtd. Notes	8.375	05/15/18		2,495	2,969,050
Gtd. Notes	10.750	09/15/16		150	182,250
Toll Brothers Finance Corp.,
Gtd. Notes	4.000	12/31/18		500	512,500
Gtd. Notes	8.910	10/15/17		1,500	1,815,000
US Concrete, Inc., Sr. Sec’d. Notes, 144A	8.500	12/01/18		5,450	5,790,625
USG Corp., Sr. Unsec’d. Notes	6.300	11/15/16		3,725	4,041,625

					42,872,890

Cable 6.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17		5,600	6,678,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	7.000	01/15/19		7,140	7,559,475
Gtd. Notes	7.250	10/30/17		8,103	8,609,437
Gtd. Notes	8.125	04/30/20		1,300	1,423,500
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $5,650,625; purchased 07/24/13- 02/25/14)(b)(c)	11.500	11/20/14		5,300	5,604,750
CSC Holdings LLC,
Sr. Unsec’d. Notes	7.625	07/15/18		4,218	4,903,425
Sr. Unsec’d. Notes	7.875	02/15/18		4,250	4,940,625
Sr. Unsec’d. Notes	8.625	02/15/19		250	300,000
DISH DBS Corp., Gtd. Notes	4.250	04/01/18		4,815	5,007,600
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS	6.500	07/31/17	EUR	400	588,008
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875	12/01/18		6,000	6,495,000
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500	01/27/20		500	545,000
Unitymedia KabelBW GmbH (Germany), Sec’d. Notes, RegS	9.625	12/01/19	EUR	500	757,302
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	9.875	04/15/18		6,137	6,505,220
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes	8.375	10/15/19		4,584	4,939,260

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Gtd. Notes	8.875%	10/15/19	GBP	750	$1,359,515
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.500	01/15/18		4,250	4,404,062

					70,620,179

Capital Goods 6.5%
Amsted Industries, Inc., Sr. Notes, 144A (original cost $7,636,673; purchased 08/09/13-02/11/14)(b)(c)	8.125	03/15/18		7,212	7,536,540
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes	8.250	01/15/19		2,000	2,152,500
Gtd. Notes, 144A	2.988(a)	12/01/17		5,625	5,681,250
Blueline Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,603,250; purchased 01/16/14-02/12/14)(b)(c)	7.000	02/01/19		1,575	1,663,594
Case New Holland, Inc., Gtd. Notes	7.875	12/01/17		2,570	3,010,112
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,182,500; purchased 12/18/13)(b)(c)	8.750	12/15/19		2,000	2,220,000
CNH America LLC, Gtd. Notes	7.250	01/15/16		1,000	1,100,000
CNH Capital LLC,
Gtd. Notes	3.625	04/15/18		375	380,625
Gtd. Notes	3.875	11/01/15		250	257,188
Columbus McKinnon Corp., Gtd. Notes	7.875	02/01/19		2,056	2,220,480
Hertz Corp. (The),
Gtd. Notes	6.750	04/15/19		2,752	2,948,080
Gtd. Notes	7.500	10/15/18		7,616	8,139,600
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	8.500	10/15/17		3,000	3,270,000
Laureate Education, Inc., Gtd. Notes, 144A	9.250	09/01/19		5,950	6,366,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000	05/15/18		1,802	1,914,625
SPX Corp., Gtd. Notes	6.875	09/01/17		5,831	6,632,762
Terex Corp., Gtd. Notes	6.500	04/01/20		2,900	3,139,250
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	9.000	10/01/18		527	568,501
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $2,898,485; purchased 01/31/13-01/22/14)(b)(c)	7.500	02/15/19		2,783	2,963,895

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	9.250%	12/15/19		6,307	$6,937,700
Sr. Unsec’d. Notes	8.250	02/01/21		2,000	2,257,500
WireCo WorldGroup, Inc., Gtd. Notes	9.500	05/15/17		150	154,500

					71,515,202

Chemicals 5.2%
Ashland, Inc., Sr. Unsec’d. Notes	3.000	03/15/16		675	690,188
Celanese U.S. Holdings LLC, Gtd. Notes	6.625	10/15/18		1,350	1,431,000
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875	02/01/18		3,000	3,127,500
Huntsman International LLC, Gtd. Notes	8.625	03/15/20		3,000	3,311,250
Koppers, Inc., Gtd. Notes	7.875	12/01/19		14,893	16,047,207
Olin Corp., Sr. Unsec’d. Notes	8.875	08/15/19		5,155	5,541,625
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625	06/15/18		2,753	3,000,770
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	9.250	08/01/19		1,750	1,820,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250	04/01/20		1,425	1,446,375
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750	03/31/20		18,185	20,639,975

					57,055,890

Consumer 2.8%
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	5.521(a)	11/15/19	GBP	1,050	1,771,890
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500	08/01/18	EUR	300	443,077
Jarden Corp., Gtd. Notes	7.500	05/01/17		2,320	2,668,000
Novalis SAS (France), Sr. Sec’d. Notes, 144A	6.000	06/15/18	EUR	1,200	1,753,456
PVH Corp., Sr. Unsec’d. Notes	7.375	05/15/20		5,676	6,314,550
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500	10/01/19		2,950	3,155,957
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20		5,154	5,585,648
Service Corp. International, Sr. Unsec’d. Notes	7.625	10/01/18		6,070	7,056,375
Stewart Enterprises, Inc., Gtd. Notes	6.500	04/15/19		750	789,750
West Corp., Gtd. Notes	8.625	10/01/18		1,070	1,152,925

					30,691,628

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric 1.8%
AES Corp. (The),
Sr. Unsec’d. Notes	8.000%	10/15/17		2,150	$2,547,750
Sr. Unsec’d. Notes	8.000	06/01/20		975	1,145,625
DPL, Inc., Sr. Unsec’d. Notes	6.500	10/15/16		3,450	3,717,375
GenOn REMA LLC, Pass-Through Certificates(c)	9.237	07/02/17		484	479,509
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125	06/30/17		1,035	1,086,778
NRG Energy, Inc.,
Gtd. Notes	7.625	01/15/18		8,500	9,605,000
Gtd. Notes	7.625	05/15/19		525	549,937
Gtd. Notes	8.500	06/15/19		500	528,750

					19,660,724

Energy—Integrated
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	7.250	12/12/21		200	215,000

Energy—Other 1.6%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250	04/08/19		1,000	1,143,750
CGG SA (France), Gtd. Notes	7.750	05/15/17		850	869,125
Denbury Resources, Inc., Gtd. Notes	8.250	02/15/20		2,275	2,488,281
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375	05/01/20		1,000	1,157,500
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	7.125	04/01/17		325	343,281
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,102,500; purchased 03/15/13- 03/18/13)(b)(c)	8.000	02/15/20		1,000	1,080,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125	12/01/19		2,050	2,280,625
SESI LLC, Gtd. Notes	6.375	05/01/19		6,000	6,405,000
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750	12/15/18		1,500	1,571,250

					17,338,812

Food & Beverage 5.6%
Agrokor DD (Croatia), Gtd. Notes, MTN, RegS	10.000	12/07/16	EUR	500	731,905
ARAMARK Corp., Gtd. Notes, 144A	5.750	03/15/20		1,125	1,186,875
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250	10/05/16		1,600	1,789,600

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food & Beverage (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes	7.250%	09/01/16	480	$543,600
Gtd. Notes	8.375	12/15/14	500	526,875
Cott Beverages, Inc., Gtd. Notes	8.125	09/01/18	6,000	6,405,000
Dave & Buster’s, Inc., Gtd. Notes	11.000	06/01/18	5,880	6,328,350
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS (original cost $1,691,250; purchased 01/13/14)(b)	10.500	08/04/16	1,500	1,680,000
Michael Foods Group, Inc., Gtd. Notes	9.750	07/15/18	8,240	8,868,300
Pilgrim’s Pride Corp., Gtd. Notes	7.875	12/15/18	4,000	4,330,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750	07/01/17	2,825	3,277,000
Stater Brothers Holdings, Inc., Gtd. Notes	7.375	11/15/18	1,785	1,885,406
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/18	4,580	4,803,275
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875	12/15/17	11,252	12,320,940
TreeHouse Foods, Inc., Gtd. Notes	7.750	03/01/18	250	260,750
U.S. Foods, Inc., Gtd. Notes (original cost $6,577,500; purchased 01/02/14)(b)(c)	8.500	06/30/19	6,000	6,502,500

				61,440,376

Gaming 6.2%
Boyd Gaming Corp., Gtd. Notes	9.125	12/01/18	1,000	1,087,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250	06/01/17	11,875	12,127,344
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/20	975	1,037,156
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,584,575; purchased 09/04/13-09/10/13)(b)(c)	9.125	05/01/19	3,435	3,649,688
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.375	11/01/18	3,725	3,864,688
Isle of Capri Casinos, Inc., Gtd. Notes	7.750	03/15/19	4,553	4,945,696
MGM Resorts International,
Gtd. Notes	7.500	06/01/16	3,500	3,902,500
Gtd. Notes	7.625	01/15/17	2,570	2,923,375
Gtd. Notes	10.000	11/01/16	3,400	4,080,000
MTR Gaming Group, Inc., Sec’d. Notes	11.500	08/01/19	5,000	5,650,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375	02/15/18	13,021	14,095,232

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
Pinnacle Entertainment, Inc.,
Gtd. Notes	7.500%	04/15/21		3,430	$3,730,125
Gtd. Notes	8.750	05/15/20		5,825	6,407,500

					67,500,804

Healthcare & Pharmaceutical 8.4%
Accellent, Inc., Sr. Sec’d. Notes	8.375	02/01/17		3,280	3,427,600
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17		3,650	3,905,500
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19		675	700,312
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19		10,425	11,582,175
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19		1,350	1,390,500
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18		8,284	9,215,950
Elli Finance UK PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750	06/15/19	GBP	1,950	3,632,699
Emdeon, Inc., Gtd. Notes	11.000	12/31/19		10,000	11,550,000
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375	02/01/19		500	535,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750	05/15/21		8,972	9,942,097
HCA, Inc.,
Gtd. Notes	8.000	10/01/18		5,000	5,962,500
Sr. Sec’d. Notes	8.500	04/15/19		1,350	1,417,500
Sr. Unsec’d. Notes	6.500	02/15/16		250	272,188
Sr. Unsec’d. Notes, MTN	9.000	12/15/14		688	727,560
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375	09/01/18		200	207,000
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	12/01/18	GBP	1,000	1,724,773
MedAssets, Inc., Gtd. Notes	8.000	11/15/18		10,949	11,783,861
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.000	02/15/18	GBP	300	529,991
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	6.250	11/01/18		3,000	3,322,500
Sr. Unsec’d. Notes	9.250	02/01/15		3,900	4,192,500
Valeant Pharmaceuticals International,
Gtd. Notes, 144A	6.750	08/15/18		4,150	4,575,375
Gtd. Notes, 144A	6.875	12/01/18		1,000	1,063,750

					91,661,331

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	3,000	$3,480,000

Media & Entertainment 5.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125	08/01/18	3,628	3,895,565
Gannett Co., Inc.,
Gtd. Notes	7.125	09/01/18	2,000	2,120,000
Gtd. Notes	9.375	11/15/17	2,000	2,100,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	7.375	12/01/17	485	504,400
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250	04/01/19	3,000	3,232,500
LIN Television Corp., Gtd. Notes	8.375	04/15/18	8,100	8,494,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,387,500; purchased 07/30/13-09/20/13)(b)(c)	5.000	08/01/18	2,375	2,475,937
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	7.750	10/15/18	1,500	1,606,875
Regal Cinemas Corp., Gtd. Notes	8.625	07/15/19	1,000	1,071,000
Regal Entertainment Group, Sr. Unsec’d. Notes	9.125	08/15/18	305	330,001
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125	06/01/18	13,395	14,349,394
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000	09/15/19	700	727,125
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000	05/15/17	8,410	8,725,375
WMG Acquisition Corp., Gtd. Notes	11.500	10/01/18	9,962	11,331,775

				60,964,822

Metals 6.2%
AK Steel Corp., Sr. Sec’d. Notes	8.750	12/01/18	13,075	14,725,719
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes	5.000	02/25/17	6,647	7,103,981
Sr. Unsec’d. Notes	6.125	06/01/18	1,800	1,980,000
Sr. Unsec’d. Notes	9.500	02/15/15	700	750,750
Arch Coal, Inc., Gtd. Notes	9.875	06/15/19	75	67,875
Barminco Finance Pty Ltd., Gtd. Notes, 144A	9.000	06/01/18	1,600	1,504,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	7.125	05/01/18	925	980,500

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/17	1,000	$1,043,750
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250	10/15/19	1,000	1,050,000
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A	6.000	04/01/17	3,925	4,140,875
Gtd. Notes, 144A	6.875	02/01/18	7,950	8,367,375
Gtd. Notes, 144A	7.000	11/01/15	3,572	3,700,949
Gtd. Notes, 144A	8.250	11/01/19	4,000	4,410,000
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000	04/15/20	650	676,000
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	3,480	3,767,100
Steel Dynamics, Inc., Gtd. Notes	6.125	08/15/19	2,500	2,731,250
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750	02/01/18	5,900	6,431,000
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750	12/15/18	4,325	4,671,000

				68,102,124

Non-Captive Finance 1.3%
CIT Group, Inc.,
Sr. Unsec’d. Notes	4.250	08/15/17	275	288,406
Sr. Unsec’d. Notes	5.000	05/15/17	1,000	1,072,500
Sr. Unsec’d. Notes	5.250	03/15/18	250	271,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	4.875	03/15/19	1,400	1,428,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes	3.875	04/15/18	1,725	1,774,594
Sr. Unsec’d. Notes	5.875	04/01/19	1,000	1,105,000
Sr. Unsec’d. Notes	8.875	09/01/17	1,600	1,920,000
SLM Corp.,
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	150	173,250
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	5,350	6,333,063

				14,366,063

Packaging 2.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	5,250	5,591,250
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A	6.250	01/31/19	400	415,000
Gtd. Notes, 144A	9.125	10/15/20	1,000	1,110,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Berry Plastics Corp., Sec’d. Notes	9.500%	05/15/18	1,385	$1,471,563
Beverage Packaging Holdings Luxembourg II SA,
Gtd. Notes, 144A	5.625	12/15/16	2,725	2,810,156
Gtd. Notes, 144A	6.000	06/15/17	1,625	1,690,000
BWAY Holding Co., Gtd. Notes (original cost $3,946,100; purchased 09/11/13-02/27/14)(b)(c)	10.000	06/15/18	3,625	3,878,750
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17	4,262	4,730,820
Owens-Illinois, Inc., Sr. Unsec’d. Notes	7.800	05/15/18	4,829	5,674,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875	08/15/19	1,400	1,547,000
Sealed Air Corp., Gtd. Notes, 144A	8.125	09/15/19	2,000	2,242,500

				31,161,114

Paper 0.3%
Graphic Packaging International, Inc., Gtd. Notes	7.875	10/01/18	1,000	1,071,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	1,700	1,789,250

				2,860,500

Pipelines & Other 0.1%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13-02/22/13)(b)(c)	6.000	01/15/19	625	625,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.500	10/01/18	350	372,750

				997,750

Real Estate Investment Trusts 0.1%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000	10/01/14	1,214	1,273,183

Retailers 2.8%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250	08/01/19	8,400	9,198,000
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A	6.125	03/15/20	50	47,500
Sr. Sec’d. Notes, 144A	9.000	03/15/19	9,305	9,793,512

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $2,705,188; purchased 12/10/13- 01/03/14)(b)(c)	9.250%	06/15/21		2,575	$2,748,813
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000	05/15/19		550	558,250
Michaels Stores, Inc., Gtd. Notes	7.750	11/01/18		3,775	4,048,687
Phones4u Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	9.500	04/01/18	GBP	1,406	2,472,449
Toys “R” US Property Co. II LLC, Sr. Sec’d. Notes	8.500	12/01/17		2,000	2,057,500

					30,924,711

Technology 15.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A	6.750	03/01/19		75	75,375
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625	07/01/17		12,500	12,890,625
Anixter International, Inc.,
Gtd. Notes	5.625	05/01/19		6,500	6,955,000
Gtd. Notes	10.000	03/15/14		1,300	1,302,990
Avaya, Inc., Sec’d. Notes, 144A	10.500	03/01/21		350	331,625
Brightstar Corp.,
Gtd. Notes, 144A (original cost $7,103,063; purchased 11/08/12-02/12/14)(b)(c)	9.500	12/01/16		6,600	7,227,000
Sr. Unsec’d. Notes, 144A (original cost $6,013,728; purchased 07/26/13-12/18/13)(b)(c)	7.250	08/01/18		5,625	6,117,187
CDW LLC/CDW Finance Corp.,
Gtd. Notes	8.500	04/01/19		12,400	13,640,000
Gtd. Notes	12.535	10/12/17		655	687,750
Sr. Sec’d. Notes	8.000	12/15/18		9,211	9,970,907
Ceridian Corp.,
Gtd. Notes (original cost $7,350,563; purchased 01/17/13-11/14/13)(b)(c)	11.250	11/15/15		7,185	7,229,906
Gtd. Notes, PIK (original cost $4,916,642; purchased 02/19/13-11/14/13)(b)(c)	12.250	11/15/15		4,822	4,852,204
Sr. Sec’d. Notes, 144A (original cost $800,700; purchased 05/01/13)(b)(c)	8.875	07/15/19		680	776,900
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $940,000; purchased 05/22/13-07/10/13)(b)	6.625	06/01/20		950	1,004,625

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
CommScope, Inc., Gtd. Notes, 144A (original cost $16,518,349; purchased 05/16/13-02/05/14)(b)	8.250%	01/15/19		15,380	$16,764,200
First Data Corp.,
Sr. Sec’d. Notes, 144A	7.375	06/15/19		3,450	3,738,938
Sr. Sec’d. Notes, 144A	8.875	08/15/20		4,304	4,788,200
Freescale Semiconductor, Inc., Gtd. Notes	10.750	08/01/20		1,230	1,429,875
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250	12/15/17		400	403,000
Interactive Data Corp., Gtd. Notes	10.250	08/01/18		9,955	10,770,066
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes	7.750	07/15/16		150	170,813
Sr. Unsec’d. Notes	8.250	03/15/18		2,400	2,886,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18		7,941	8,030,336
Seagate HDD Cayman,
Gtd. Notes	7.000	11/01/21		1,250	1,400,000
Gtd. Notes, 144A	3.750	11/15/18		2,575	2,658,688
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500	05/15/19		1,740	1,870,500
SunGard Data Systems, Inc., Gtd. Notes	7.375	11/15/18		16,500	17,572,500
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625	06/15/18		4,500	4,786,875
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18		15,780	17,042,400

					167,374,485

Telecommunications 7.1%
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.150	06/15/17		849	910,553
Sr. Unsec’d. Notes	6.000	04/01/17		850	939,250
Sr. Unsec’d. Notes	6.150	09/15/19		738	793,350
Cincinnati Bell, Inc., Gtd. Notes	8.750	03/15/18		2,000	2,092,500
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	8.250	09/01/17		3,600	3,744,000
Sr. Unsec’d. Notes, 144A	10.500	04/15/18		500	531,250
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, RegS	11.750	01/31/20	EUR	300	500,014
Sr. Sec’d. Notes, 144A	11.625	01/31/20		1,000	1,196,250

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,152,500; purchased 04/11/13)(b)(c)	7.082%	06/01/16		1,000	$1,119,695
Frontier Communications Corp.,
Sr. Unsec’d. Notes	8.125	10/01/18		1,150	1,334,000
Sr. Unsec’d. Notes	8.250	04/15/17		500	581,250
Level 3 Financing, Inc.,
Gtd. Notes	8.125	07/01/19		3,297	3,626,700
Gtd. Notes, 144A	3.846(a)	01/15/18		2,835	2,877,525
Satelites Mexicanos SA de CV (Mexico), Sr. Sec’d. Notes	9.500	05/15/17		9,075	9,687,562
SBA Telecommunications, Inc., Gtd. Notes	8.250	08/15/19		2,527	2,694,414
Sprint Capital Corp., Gtd. Notes	6.900	05/01/19		3,050	3,355,000
Sprint Communications, Inc.,
Gtd. Notes, 144A	9.000	11/15/18		4,000	4,900,000
Sr. Unsec’d. Notes	6.000	12/01/16		2,427	2,654,531
Sr. Unsec’d. Notes	8.375	08/15/17		7,150	8,374,437
Sr. Unsec’d. Notes	9.125	03/01/17		400	473,000
T-Mobile USA, Inc., Gtd. Notes	6.464	04/28/19		8,900	9,500,750
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18		400	392,000
Wind Acquisition Finance SA (Italy), Sec’d. Notes, RegS	11.750	07/15/17	EUR	850	1,245,645
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, PIK, 144A(c)	12.250	07/15/17	EUR	4,245	6,049,805
Sr. Sec’d. Notes, PIK, 144A	12.250	07/15/17		1,551	1,612,781
Windstream Corp., Gtd. Notes	7.875	11/01/17		5,550	6,354,750

					77,541,012

TOTAL CORPORATE BONDS (cost $1,019,849,427)					1,028,249,011

FOREIGN AGENCY 0.2%
Harvest Operations Corp. (South Korea), Gtd. Notes (cost $2,194,808)	6.875	10/01/17		2,000	2,160,000

TOTAL LONG-TERM INVESTMENTS (cost $1,051,227,601)					1,060,249,800

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)

SHORT-TERM INVESTMENT 2.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $23,886,584)(d)	23,886,584	$23,886,584

TOTAL INVESTMENTS 99.0% (cost $1,075,114,185; Note 5)		1,084,136,384
Other assets in excess of liabilities(e) 1.0%		10,538,189

NET ASSETS 100.0%		$1,094,674,573

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDX—Credit Derivative Index

MTN—Medium Term Note

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $88,904,428. The aggregate value, $89,245,497, is approximately 8.2% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at February 28, 2014:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
British Pound,
Expiring 05/27/14	Toronto-Dominion	GBP	8,218	$13,663,709	$13,752,377	$(88,668)
Euro,
Expiring 05/27/14	Toronto-Dominion	EUR	11,203	15,373,317	15,463,209	(89,892)

				$29,037,026	$29,215,586	$(178,560)

Credit default swap agreements outstanding at February 28, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2014(2)	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.21.V1	12/20/18	5.000%	1,000	$84,944	$80,469	$(4,475)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.20.V1	06/20/18	5.000%	5,000	$499,141	$315,972	$183,169	Barclays Bank PLC

The Fund entered into credit default swaps on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

22

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$27,307,647	$2,533,142
Corporate Bonds	—	1,027,769,502	479,509
Foreign Agency	—	2,160,000	—
Affiliated Money Market Mutual Fund	23,886,584	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(178,560)	—
Credit Default Swap Agreements	—	178,694	—

Total	$23,886,584	$1,057,237,283	$3,012,651

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	23

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 8/31/13	$3,605,356	$736,760
Realized gain (loss)	75,406	—
Change in unrealized appreciation(depreciation)**	288,486	(20,585)
Purchases	—	—
Sales	(1,436,106)	—
Accrued discounts/premiums	—	—
Transfers into Level 3	—	500,094
Transfers out of Level 3	—	(736,760)

Balance as of 2/28/14	$2,533,142	$479,509

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(20,585) was included in Net Assets relating to securities held at the report period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Corporate Bond transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using pricing provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S, Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

24

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2014 were as follows:

Technology	15.7%
Healthcare & Pharmaceutical	8.4
Telecommunications	7.1
Capital Goods	7.0
Cable	6.5
Gaming	6.3
Metals	6.2
Food & Beverage	5.6
Media & Entertainment	5.6
Chemicals	5.2
Building Materials & Construction	3.9
Consumer	2.8
Packaging	2.8
Retailers	2.8
Automotive	2.4
Affiliated Money Market Mutual Fund	2.2
Energy—Other	2.0%
Electric	1.8
Non-Captive Finance	1.3
Aerospace & Defense	1.2
Insurance	1.0
Lodging	0.3
Paper	0.3
Banking	0.2
Foreign Agency	0.2
Pipelines & Other	0.1
Real Estate Investment Trusts	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and credit risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Fair values of derivative instruments as of February 28, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit Contracts	Unrealized appreciation on over-the counter swap agreements	$183,169	—	$—
Credit Contracts	Premiums paid for swap agreements	315,972	—	—
Credit Contracts	—	—	Due from broker—variation margin	4,475	*
Foreign exchange contracts	—	—	Unrealized depreciation on forward foreign currency exchange contracts	178,560

Total		$499,141		$183,035

*	Includes cumulative appreciation/depreciation as reported in the schedule of exchange-traded swap contracts. Only unsettled variation margin receivable/(payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward Currency Contracts(1)	Total
Foreign exchange contracts	$—	$(737,891)	$(737,891)
Credit contracts	134,306	—	134,306

Total	$134,306	$(737,891)	$(603,585)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$(258,729)	$(258,729)
Credit contracts	250,378	—	250,378

Total	$250,378	$(258,729)	$(8,351)

(1)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

26

For the six months ended February 28, 2014, the Fund's average value at settlement date receivable for forward currency contracts sold was $21,401,458 and the average notional amount for credit default swaps as writer was $5,333,333.

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Over-the-counter derivatives*	$183,169	$—	$—	$183,169

Liabilities:
Over-the-counter derivatives*	(178,560)	—	—	(178,560)

Collateral Amounts Pledged/(Received):
Over-the-counter derivatives				(183,169)

Net Amount				$(178,560)

*	Over-the-counter derivatives may consist of forward foreign currency exchange contracts, options contracts and swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation) by counterparty, see the Portfolio of Investments.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	27

Statement of Assets & Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $1,051,227,601)	$1,060,249,800
Affiliated investments (cost $23,886,584)	23,886,584
Cash	735,656
Foreign currency, at value (cost $171,634)	175,029
Dividends and interest receivable	20,039,973
Receivable for Fund shares sold	20,037,747
Receivable for investments sold	3,870,282
Premium paid for swap agreements	315,972
Unrealized appreciation on over-the-counter swap agreements	183,169
Prepaid expenses	1,653

Total assets	1,129,495,865

Liabilities
Payable for investments purchased	28,202,381
Payable for Fund shares reacquired	4,660,035
Dividends payable	975,961
Management fee payable	550,935
Distribution fee payable	207,235
Unrealized depreciation on forward foreign currency exchange contracts	178,560
Accrued expenses	36,202
Affiliated transfer agent fee payable	9,983

Total liabilities	34,821,292

Net Assets	$1,094,674,573

Net assets were comprised of:
Common stock, at par	$1,104,663
Paid-in capital in excess of par	1,092,096,051

1,093,200,714
Distributions in excess of net investment income	(5,255,308)
Accumulated net realized loss on investment and foreign currency transactions	(2,272,327)
Net unrealized appreciation on investments and foreign currencies	9,001,494

Net assets, February 28, 2014	$1,094,674,573

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share
($375,970,900 ÷ 37,944,131 shares of common stock issued and outstanding)	$9.91
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.24

Class C
Net asset value, offering price and redemption price per share
($195,681,233 ÷ 19,751,001 shares of common stock issued and outstanding)	$9.91

Class Z
Net asset value, offering price and redemption price per share
($523,022,440 ÷ 52,771,210 shares of common stock issued and outstanding)	$9.91

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	29

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $18,417)	$20,657,163
Affiliated dividend income	24,017

Total income	20,681,180

Expenses
Management fee	2,548,327
Distribution fee—Class A	403,416
Distribution fee—Class C	650,825
Transfer agent’s fees and expenses (including affiliated expense of $24,000)	261,000
Custodian’s fees and expenses	51,000
Registration fees	40,000
Shareholders’ reports	29,000
Audit fee	16,000
Legal fees and expenses	13,000
Directors’ fees	9,000
Insurance expenses	2,000
Miscellaneous	8,678

Total expenses	4,032,246
Less: Distribution fee waiver-Class A	(67,236)

Net expenses	3,965,010

Net investment income	16,716,170

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	307,672
Swap agreements transactions	134,306
Foreign currency transactions	(980,555)

(538,577)

Net change in unrealized appreciation (depreciation) on:
Investments	12,748,864
Swap agreements	250,378
Foreign currencies	(301,656)

12,697,586

Net gain on investment and foreign currency transactions	12,159,009

Net Increase In Net Assets Resulting From Operations	$28,875,179

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	October 26, 2012* through August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$16,716,170	$5,237,369
Net realized loss on investment and foreign currency transactions	(538,577)	(57,652)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,697,586	(3,696,092)

Net increase in net assets resulting from operations	28,875,179	1,483,625

Dividends from net investment income (Note 1)
Class A	(8,088,106)	(2,653,274)
Class C	(3,412,873)	(1,032,412)
Class Z	(10,311,757)	(3,394,064)

	(21,812,736)	(7,079,750)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	746,316,133	499,672,279
Net asset value of shares issued in reinvestment of dividends	17,081,315	5,575,098
Cost of shares reacquired	(106,516,987)	(68,919,583)

Net increase in net assets from Fund share transactions	656,880,461	436,327,794

Total increase	663,942,904	430,731,669

Net Assets:
Beginning of period	430,731,669	—

End of period	$1,094,674,573	$430,731,669

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	31

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (the “Fund”). These financial statements relate to Prudential Short Duration High Yield Income Fund. The Fund’s investment objective is to provide a high level of current income.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last

32

sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities;

Prudential Short Duration High Yield Income Fund	33

Notes to Financial Statements

(Unaudited) continued

assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

34

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s

Prudential Short Duration High Yield Income Fund	35

Notes to Financial Statements

(Unaudited) continued

maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Swap Agreements: The Fund entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against issuer default. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

36

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the

Prudential Short Duration High Yield Income Fund	37

Notes to Financial Statements

(Unaudited) continued

parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2014, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

38

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment in Kind Securities: Certain fixed income Portfolios may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and

Prudential Short Duration High Yield Income Fund	39

Notes to Financial Statements

(Unaudited) continued

accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

40

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets.

PI has contractually agreed through December 31, 2014 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through December 31, 2014.

PIMS has advised the Fund that it has received $605,453 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2014, it received $44,701 and $20,587 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Short Duration High Yield Income Fund	41

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Funds”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2014, aggregated $804,209,923 and $141,469,584, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$1,080,842,530

Appreciation	10,407,508
Depreciation	(7,113,654)

Net Unrealized Depreciation	$3,293,854

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualified to

42

purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The Fund is authorized to issue 1 billion shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock. Of the authorized shares of common stock of the Fund, 300 million shares are designated for Class A common stock, 200 million shares are designated for Class C common stock and 500 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	23,933,455	$236,455,730
Shares issued in reinvestment of dividends	639,376	6,319,497
Shares reacquired	(4,242,655)	(41,914,872)

Net increase (decrease) in shares outstanding before conversion	20,330,176	200,860,355
Shares issued upon conversion from Class Z	51,580	509,888
Shares reacquired upon conversion into Class Z	(170,318)	(1,676,360)

Net increase (decrease) in shares outstanding	20,211,438	$199,693,883

Period ended August 31, 2013*:
Shares sold	19,954,646	$198,091,962
Shares issued in reinvestment of dividends	204,597	2,018,658
Shares reacquired	(2,426,550)	(24,090,472)

Net increase (decrease) in shares outstanding	17,732,693	$176,020,148

Class C
Six months ended February 28, 2014:
Shares sold	12,954,902	$127,934,418
Shares issued in reinvestment of dividends	264,850	2,617,905
Shares reacquired	(1,169,491)	(11,541,429)

Net increase (decrease) in shares outstanding before conversion	12,050,261	119,010,894
Shares reacquired upon conversion into Class Z	(15,555)	(153,875)

Net increase (decrease) in shares outstanding	12,034,706	$118,857,019

Period ended August 31, 2013*:
Shares sold	7,878,032	$78,194,899
Shares issued in reinvestment of dividends	78,720	776,610
Shares reacquired	(240,457)	(2,373,004)

Net increase (decrease) in shares outstanding	7,716,295	$76,598,505

Prudential Short Duration High Yield Income Fund	43

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2014:
Shares sold	38,643,869	$381,925,985
Shares issued in reinvestment of dividends	823,728	8,143,913
Shares reacquired	(5,372,349)	(53,060,686)

Net increase (decrease) in shares outstanding before conversion	34,095,248	337,009,212
Shares issued upon conversion from Class A and Class C	185,876	1,830,235
Shares reacquired upon conversion into Class A	(51,565)	(509,888)

Net increase (decrease) in shares outstanding	34,229,559	$338,329,559

Period ended August 31, 2013*:
Shares sold	22,523,970	$223,385,418
Shares issued in reinvestment of dividends	281,109	2,779,830
Shares reacquired	(4,263,428)	(42,456,107)

Net increase (decrease) in shares outstanding	18,541,651	$183,709,141

*	Commenced operations on October 26, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013 the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2014.

44

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28, 2014		October 26, 2012(a) through August 31, 2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.79		$10.00
Income from investment operations:
Net investment income	.22		.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20		(.09)
Total from investment operations	.42		.25
Less Dividends:
Dividends from net investment income	(.30)		(.46)
Net asset value, end of period	$9.91		$9.79
Total Return(c):	4.29%		2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$375,971		$173,606
Average net assets (000)	$271,173		$55,859
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursements	1.07%	(e)	1.15%	(e)
Expenses Before Waivers and/or Expense Reimbursements	1.12%	(e)	1.25%	(e)
Net investment income	4.61%	(e)	4.16%	(e)
Portfolio turnover rate	20%	(f)	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	45

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28, 2014		October 26, 2012(a) through August 31, 2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.79		$10.00
Income from investment operations:
Net investment income	.19		.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19		(.10)
Total from investment operations	.38		.18
Less Dividends:
Dividends from net investment income	(.26)		(.39)
Net asset value, end of period	$9.91		$9.79
Total Return(c):	3.90%		1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$195,681		$75,539
Average net assets (000)	$131,244		$25,240
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursements	1.82%	(e)	1.90%	(e)
Expenses Before Waivers and/or Expense Reimbursements	1.82%	(e)	1.95%	(e)
Net investment income	3.84%	(e)	3.38%	(e)
Portfolio turnover rate	20%	(f)	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended February 28, 2014		October 26, 2012(a) through August 31, 2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.79		$10.00
Income from investment operations:
Net investment income	.24		.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19		(.09)
Total from investment operations	.43		.27
Less Dividends:
Dividends from net investment income	(.31)		(.48)
Net asset value, end of period	$9.91		$9.79
Total Return(c):	4.42%		2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$523,022		$181,587
Average net assets (000)	$331,711		$69,695
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursements	0.82%	(e)	.90%	(e)
Expenses Before Waivers and/or Expense Reimbursements	0.82%	(e)	1.04%	(e)
Net investment income	4.87%	(e)	4.29%	(e)
Portfolio turnover rate	20%	(f)	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	HYSAX	HYSCX	HYSZX
CUSIP	74442J109	74442J208	74442J307

MF216E2    0260379-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL HIGH YIELD FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

High Yield Bond

Objectives

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential High Yield Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential High Yield Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	7.21%	7.86%	113.66%	117.07%	—
Class B	6.77	7.33	108.71	106.66	—
Class C	6.83	7.06	107.17	105.14	—
Class Q	7.40	8.25	N/A	N/A	26.93% (10/31/11)
Class R	7.08	7.60	111.05	N/A	96.76 (6/6/05)
Class X	6.63	7.05	105.94	N/A	63.12 (3/26/07)
Class Z	7.16	8.14	116.50	122.63	—
Barclays U.S. Corporate High Yield 1% Issuer Capped Index	7.41	8.37	134.42	128.43	—
Lipper High Yield Funds Average	6.67	7.50	112.86	103.66	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		2.24%	14.80%	7.51%	—
Class B		1.71	15.25	7.50	—
Class C		5.44	15.18	7.42	—
Class Q		7.26	N/A	N/A	10.44% (10/31/11)
Class R		6.79	15.58	N/A	7.99 (6/6/05)
Class X		0.43	14.65	N/A	7.17 (3/26/07)
Class Z		7.53	16.21	8.32	—
Barclays U.S. Corporate High Yield 1% Issuer Capped Index		7.55	18.11	8.56
Lipper High Yield Funds Average		6.73	15.92	7.32

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.75%	1%	None	.75% (.50% currently)	None

Note: Class X shares are no longer issued and no Class X shares are outstanding. Class X share performance is shown for historical periods during which time Class X shares were outstanding.

Benchmark Definitions

Barclays U.S. Corporate High Yield 1% Issuer Capped Index

The Barclays U.S. Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of U.S. dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Barclays U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/28/14 are 28.11% for Class Q; 110.97% for Class R; and 79.25% for Class X. Barclays U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 10.91% for Class Q; 8.85% for Class R; and 8.73% for Class X.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative)

Prudential High Yield Fund	3

Your Fund’s Performance (continued)

current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/14 are 25.64% for Class Q; 89.08% for Class R; and 60.34% for Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 10.01% for Class Q; 7.47% for Class R; and 6.98% for Class X.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/14
First Data Corp., Gtd. Notes, 144A, 08/15/21	0.9%
CIT Group, Inc., Sr. Unsec’d. Notes, 08/15/22	0.9
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A, 06/01/20	0.7
First Data Corp., Gtd. Notes, 144A, 06/15/21	0.7
CHS/Community Health Systems, Inc., Gtd. Notes, 11/15/19	0.6

Issues reflect only long-term investments and are subject to change.

Distributions and Yields as of 2/28/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.18	4.34%	4.29%
Class B	0.16	4.05	4.05
Class C	0.16	3.81	3.81
Class Q	0.19	4.89	4.89
Class R	0.17	4.29	4.04
Class X	0.16	3.79	3.79
Class Z	0.19	4.78	4.78

Credit Quality* expressed as a percentage of net assets as of 2/28/14
A	0.2%
Baa	0.7
Ba	24.8
B	48.8
Caa or Lower	18.7
NR**	26.5
Total Investments	119.7
Liabilities in excess of other assets	–19.7
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 25.2% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential High Yield Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,072.10	0.82%	$4.21
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Class B	Actual	$1,000.00	$1,067.70	1.32%	$6.77
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61

Class C	Actual	$1,000.00	$1,068.30	1.57%	$8.05
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85

Class Q	Actual	$1,000.00	$1,074.00	0.46%	$2.37
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

Class R	Actual	$1,000.00	$1,070.80	1.07%	$5.49
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Class X	Actual	$1,000.00	$1,066.30	1.57%	$8.04
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85

Class Z	Actual	$1,000.00	$1,071.60	0.57%	$2.93
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.87%	0.82%
B	1.32	1.32
C	1.57	1.57
Q	0.46	0.46
R	1.32	1.07
X	1.57	1.57
Z	0.57	0.57

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential High Yield Fund	7

Portfolio of Investments

as of February 28, 2014 (Unaudited)

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 94.5%
ASSET-BACKED SECURITIES 0.2%

COLLATERALIZED DEBT OBLIGATIONS
Liberty Square CDO Ltd. (Cayman Islands), Series 2001-2A, Class D, 144A(a)	6.844%(b)	06/15/14	(c)	3,287	$32,870

COLLATERALIZED LOAN OBLIGATIONS 0.2%
Baker Street CLO II Ltd., Series 2006-1A, Class E, 144A	4.189(b)	10/15/19		2,851	2,762,300
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A	4.493(b)	06/18/21	(c)	2,261	2,147,498

					4,909,798

TOTAL ASSET-BACKED SECURITIES (cost $5,007,397)					4,942,668

BANK LOANS(b) 1.1%

Capital Goods 0.2%
CPM Acquisition Corp.	10.250	03/01/18		7,250	7,322,500

Energy—Integrated 0.1%
Fieldwood Energy LLC	8.375	09/30/20		3,000	3,112,500

Gaming 0.4%
Caesars Entertainment Operating Co.	9.500	10/31/16		5,457	5,496,019
CCM Merger, Inc.	5.000	03/01/17		3,415	3,427,868
Golden Nugget, Inc.	5.500	11/21/19		1,500	1,526,213
Yonkers Racing Corp.	8.750	08/20/20		2,500	2,509,375

					12,959,475

Lodging 0.1%
Four Seasons Holdings, Inc.	6.250	12/28/20		1,750	1,785,000

Media & Entertainment 0.1%
Clear Channel Communications, Inc.	3.887	01/29/16		5,000	4,912,500

Technology 0.2%
Kronos, Inc.	9.750	04/30/20		5,864	5,966,558

TOTAL BANK LOANS (cost $35,218,622)					36,058,533

See Notes to Financial Statements.

Prudential High Yield Fund	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 92.8%

Aerospace & Defense 1.3%
Alliant Techsystems, Inc., Gtd. Notes	6.875%	09/15/20	(d)	1,800	$1,950,750
Sr. Unsec’d. Notes, 144A	5.250	10/01/21		1,300	1,332,500
Bombardier, Inc. (Canada), Sr. Notes, 144A	6.125	01/15/23	(d)	7,431	7,523,887
Sr. Unsec’d. Notes, 144A	5.750	03/15/22	(d)	3,075	3,121,125
Sr. Unsec’d. Notes, 144A	7.500	03/15/18	(d)	2,000	2,250,000
Sr. Unsec’d. Notes, 144A	7.750	03/15/20	(d)	975	1,089,563
Esterline Technologies Corp., Gtd. Notes	7.000	08/01/20		4,250	4,621,875
Sequa Corp., Gtd. Notes, 144A (original cost $8,050,719; purchased 12/10/12 - 12/17/13)	7.000	12/15/17	(c)(d)(e)	8,000	8,120,000
TransDigm, Inc., Gtd. Notes	7.500	07/15/21	(d)	5,200	5,733,000
Gtd. Notes	7.750	12/15/18	(d)	6,925	7,418,406

					43,161,106

Automotive 3.0%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/21	(d)	5,925	6,339,750
Gtd. Notes	6.625	10/15/22	(d)	5,225	5,682,187
Chrysler Group LLC, Sec’d. Notes	8.000	06/15/19	(d)	1,375	1,512,500
Sec’d. Notes	8.250	06/15/21	(d)	9,525	10,787,062
Sec’d. Notes, 144A	8.000	06/15/19		9,600	10,560,000
Sec’d. Notes, 144A	8.250	06/15/21	(d)	4,000	4,530,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375	09/15/21		2,550	2,626,500
Sr. Unsec’d. Notes	6.750	02/15/21	(d)	7,085	7,740,362
Delphi Corp., Gtd. Notes	5.000	02/15/23		2,690	2,868,213
Gtd. Notes	6.125	05/15/21	(d)	4,725	5,256,563
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500	10/02/18		2,075	2,142,438
Sr. Unsec’d. Notes, 144A	4.875	10/02/23		6,225	6,520,687
General Motors Financial Co. Inc. Gtd. Notes	3.250	05/15/18		1,225	1,254,094
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625	02/01/23		650	679,250
Lear Corp., Gtd. Notes	7.875	03/15/18		4,428	4,610,655

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Gtd. Notes	8.125%	03/15/20		8,480	$9,285,600
Gtd. Notes, 144A	4.750	01/15/23		775	751,750
Meritor, Inc., Gtd. Notes	6.750	06/15/21	(d)	4,325	4,595,313
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750	05/15/21	(d)	4,250	4,303,125
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.875	10/01/20		5,500	5,816,250

					97,862,299

Banking 0.6%
Ally Financial, Inc., Gtd. Notes	5.500	02/15/17		1,325	1,447,562
Gtd. Notes	8.000	03/15/20		7,020	8,687,250
Bank of America Corp., Jr. Sub. Notes	5.200(b)	12/31/49		2,975	2,796,500
Citigroup, Inc., Jr. Sub. Notes	5.350(b)	12/31/49	(d)	3,000	2,812,500
JPMorgan Chase & Co., Jr. Sub. Notes	5.150(b)	12/31/49	(d)	3,000	2,835,000
Wachovia Bank NA, Sub. Notes	6.600	01/15/38		375	490,345

					19,069,157

Brokerage 0.2%
KKR Group Finance Co., LLC, Gtd. Notes, 144A	6.375	09/29/20		5,000	5,791,685

Building Materials & Construction 3.6%
Beazer Homes USA, Inc., Gtd. Notes	7.250	02/01/23		1,425	1,467,750
Gtd. Notes	7.500	09/15/21		6,225	6,582,937
Gtd. Notes	9.125	06/15/18		5,300	5,618,000
Gtd. Notes	9.125	05/15/19		5,500	5,933,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		6,023	6,188,632
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,215,000; purchased 04/19/13)	6.750	05/01/21	(c)(d)(e)	2,000	2,170,000
Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)	6.875	08/15/18	(c)(e)	3,000	3,153,750
Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10 - 04/27/11)	7.000	02/15/20	(c)(e)	3,525	3,780,563
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375	10/12/22		7,400	8,480,400

See Notes to Financial Statements.

Prudential High Yield Fund	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%	01/11/18		4,000	$4,355,000
CPG Merger Sub LLC, Gtd. Notes, 144A	8.000	10/01/21		570	612,750
D.R. Horton, Inc., Gtd. Notes	4.750	02/15/23	(d)	13,650	13,377,000
Gtd. Notes	6.500	04/15/16		100	109,500
HD Supply, Inc., Gtd. Notes	7.500	07/15/20	(d)	6,060	6,635,700
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250	10/15/20	(d)	8,700	9,526,500
KB Home, Gtd. Notes	7.000	12/15/21	(d)	2,800	3,003,000
Gtd. Notes	7.500	09/15/22	(d)	5,645	6,117,769
Masco Corp., Sr. Unsec’d. Notes	5.950	03/15/22	(d)	1,475	1,593,000
Standard Pacific Corp., Gtd. Notes	6.250	12/15/21	(d)	3,225	3,442,688
Gtd. Notes	8.375	05/15/18	(d)	550	654,500
Gtd. Notes	8.375	01/15/21	(d)	400	477,000
Gtd. Notes	10.750	09/15/16	(d)	2,725	3,310,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625	03/01/24		2,100	2,100,000
Gtd. Notes, 144A	7.750	04/15/20		6,705	7,392,263
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18		825	845,625
WCI Communities, Inc., Gtd. Notes, 144A	6.875	08/15/21		9,375	9,632,812

					116,561,139

Cable 3.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750	04/15/18	(d)	3,000	3,472,500
Sr. Unsec’d. Notes	8.625	09/15/17		8,475	10,106,437
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.125	02/15/23		2,850	2,778,750
Gtd. Notes	5.250	09/30/22	(d)	1,760	1,755,600
Gtd. Notes	5.750	01/15/24	(d)	13,330	13,396,650
Gtd. Notes	8.125	04/30/20	(d)	725	793,875
Gtd. Notes, 144A	5.250	03/15/21		620	628,525
Gtd. Notes, 144A	5.750	09/01/23		8,675	8,729,219

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	(d)	8,175	$8,154,562
Sr. Unsec’d. Notes, 144A	6.375	09/15/20		6,025	6,371,437
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750	11/15/21	(d)	4,500	5,073,750
Sr. Unsec’d. Notes	7.625	07/15/18		875	1,017,188
DISH DBS Corp., Gtd. Notes	4.250	04/01/18		1,550	1,612,000
Gtd. Notes	5.000	03/15/23		2,050	2,034,625
Gtd. Notes	5.875	07/15/22		3,075	3,236,438
Gtd. Notes	6.750	06/01/21	(d)	725	812,000
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875	12/01/18		4,775	5,192,812
ONO Finance II PLC (Spain), Gtd. Notes, 144A	10.875	07/15/19		1,300	1,436,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	(d)	8,683	8,791,537
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	9.875	04/15/18		3,050	3,233,000
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250	11/15/21		3,675	4,051,688
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875	01/15/22	(d)	4,625	5,058,594
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22		4,150	4,201,875
Gtd. Notes	6.375	12/15/15		2,050	2,055,125
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375	04/15/21		4,275	4,403,250
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875	01/15/24	(d)	4,845	4,961,077

					113,359,014

Capital Goods 7.1%
ADS Waste Holdings, Inc., Gtd. Notes	8.250	10/01/20	(d)	5,025	5,452,125
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875	01/31/18		1,350	1,434,375
Amsted Industries, Inc., Sr. Notes, 144A (original cost $421,940; purchased 03/12/10)	8.125	03/15/18	(c)(e)	425	444,125
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22		8,875	9,629,375

See Notes to Financial Statements.

Prudential High Yield Fund	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	8.250%	01/15/19	(d)	1,275	$1,372,219
Gtd. Notes	9.750	03/15/20		3,075	3,567,000
Belden, Inc., Gtd. Notes, 144A	5.500	09/01/22		3,800	3,752,500
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $3,385,688; purchased 01/16/14 - 02/12/14)	7.000	02/01/19	(c)(d)(e)	3,300	3,485,625
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A	8.500	12/01/21		6,225	6,489,562
Case New Holland, Inc., Gtd. Notes	7.875	12/01/17		4,335	5,077,369
CBRE Services, Inc., Gtd. Notes	5.000	03/15/23	(d)	7,575	7,575,000
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20		6,375	6,566,250
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,330,000; purchased 04/08/13)	8.750	12/15/19	(c)(e)	4,000	4,440,000
Columbus McKinnon Corp., Gtd. Notes	7.875	02/01/19		3,410	3,682,800
Dycom Investments, Inc., Gtd. Notes	7.125	01/15/21		5,275	5,697,000
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,020,000; purchased 07/22/13 - 07/24/13)	6.875	08/15/21	(c)(d)(e)	5,020	5,132,950
General Cable Corp., Gtd. Notes, 144A	6.500	10/01/22	(d)	5,487	5,541,870
Griffon Corp., Gtd. Notes, 144A	5.250	03/01/22		10,650	10,663,312
H&E Equipment Services, Inc., Gtd. Notes	7.000	09/01/22		8,600	9,460,000
Hertz Corp. (The), Gtd. Notes	5.875	10/15/20	(d)	1,275	1,351,500
Gtd. Notes	6.250	10/15/22	(d)	1,925	2,035,688
Gtd. Notes	6.750	04/15/19	(d)	3,740	4,006,475
Interline Brands, Inc., Gtd. Notes	7.500	11/15/18	(d)	4,950	5,249,475
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	8.500	10/15/17		5,925	6,458,250
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875	02/15/21	(d)	2,600	2,678,000
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	8.375	12/15/18		9,230	9,783,800
Laureate Education, Inc., Gtd. Notes, 144A	9.250	09/01/19	(d)	11,475	12,278,250
Manitowoc Co., Inc. (The), Gtd. Notes	5.875	10/15/22	(d)	2,450	2,597,000
Modular Space Corp., Sec’d. Notes, 144A	10.250	01/31/19		3,050	3,187,250
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375	01/15/22	(d)	6,100	6,328,750

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $4,026,250; purchased 04/12/13 - 07/02/13)	7.875%	05/01/18	(c)(e)	4,050	$4,333,500
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125	12/15/19	(d)	3,100	3,270,500
SPX Corp., Gtd. Notes	6.875	09/01/17	(d)	3,475	3,952,813
Stena AB (Sweden), Sr. Unsec’d. Notes, 144A	7.000	02/01/24	(d)	320	329,600
Terex Corp., Gtd. Notes	6.000	05/15/21	(d)	7,625	8,025,312
Gtd. Notes	6.500	04/01/20	(d)	4,225	4,573,562
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	9.000	10/01/18		482	519,958
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,070,150; purchased 10/10/13)	7.500	02/15/19	(c)(e)	4,010	4,270,650
United Rentals North America, Inc., Gtd. Notes	7.375	05/15/20		2,400	2,682,000
Gtd. Notes	7.625	04/15/22		13,080	14,862,150
Gtd. Notes	8.375	09/15/20	(d)	3,175	3,556,000
Sr. Unsec’d. Notes	8.250	02/01/21		8,271	9,335,891
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750	02/01/19		2,025	2,100,938
WireCo WorldGroup, Inc., Gtd. Notes	9.500	05/15/17		10,575	10,892,250

					228,123,019

Chemicals 3.9%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A	7.375	05/01/21	(d)	4,650	5,022,000
Axiall Corp., Gtd. Notes, 144A	4.875	05/15/23	(d)	2,100	2,073,750
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	(d)	3,050	3,034,750
Chemtura Corp., Gtd. Notes	5.750	07/15/21	(d)	6,325	6,578,000
Eagle Spinco, Inc., Gtd. Notes, 144A	4.625	02/15/21	(d)	2,675	2,661,625
Hexion U.S. Finance Corp., Sec’d. Notes	9.000	11/15/20	(d)	19,185	19,712,587
Sr. Sec’d. Notes	6.625	04/15/20	(d)	9,475	9,794,781
Sr. Sec’d. Notes	8.875	02/01/18	(d)	3,350	3,492,375
Huntsman International LLC, Gtd. Notes	8.625	03/15/20	(d)	1,675	1,848,781
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $5,343,000; purchased 02/11/14)	5.875	02/15/19	(c)(d)(e)	5,325	5,484,750

See Notes to Financial Statements.

Prudential High Yield Fund	15

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Koppers, Inc., Gtd. Notes	7.875%	12/01/19		6,279	$6,765,623
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	08/01/23		6,250	6,656,250
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625	06/15/18		3,620	3,945,800
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	9.250	08/01/19	(d)	6,825	7,098,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250	04/01/20		5,925	6,013,875
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21		6,450	6,321,000
Rockwood Specialties Group, Inc., Gtd. Notes	4.625	10/15/20		2,325	2,412,188
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750	03/31/20		10,581	12,009,435
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20		9,450	10,206,000
Tronox Finance LLC, Gtd. Notes	6.375	08/15/20	(d)	6,380	6,555,450

					127,687,020

Consumer 1.5%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875	06/15/19		3,100	3,317,000
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21		3,550	3,479,000
Live Nation Entertainment, Inc., Gtd. Notes, 144A	7.000	09/01/20		3,325	3,649,187
PVH Corp., Sr. Unsec’d. Notes	4.500	12/15/22	(d)	2,900	2,856,500
Sr. Unsec’d. Notes	7.375	05/15/20		4,060	4,516,750
Service Corp. International, Sr. Unsec’d. Notes	4.500	11/15/20		2,300	2,254,000
Sr. Unsec’d. Notes	7.000	06/15/17		2,225	2,500,344
Sr. Unsec’d. Notes	7.000	05/15/19		8,775	9,323,437
Sr. Unsec’d. Notes, 144A	5.375	01/15/22		975	992,063
Spectrum Brands Escrow Corp., Gtd. Notes	6.375	11/15/20	(d)	3,225	3,515,250
Stewart Enterprises, Inc., Gtd. Notes	6.500	04/15/19		4,525	4,764,825
Sun Products Corp./The, Sr. Unsec’d. Notes, 144A	7.750	03/15/21	(d)	5,950	5,191,375
Visant Corp., Gtd. Notes	10.000	10/01/17		1,995	1,930,163

					48,289,894

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 4.7%
AES Corp. (The), Sr. Unsec’d. Notes	4.875%	05/15/23	(d)	2,375	$2,303,750
Sr. Unsec’d. Notes	7.375	07/01/21		8,950	10,180,625
Sr. Unsec’d. Notes	8.000	10/15/17		1,250	1,481,250
Sr. Unsec’d. Notes	8.000	06/01/20		2,955	3,472,125
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000	01/15/22	(d)	2,325	2,464,500
Sr. Sec’d. Notes, 144A	7.500	02/15/21		6,064	6,685,560
Sr. Sec’d. Notes, 144A	7.875	07/31/20		6,834	7,636,995
Sr. Sec’d. Notes, 144A	7.875	01/15/23		3,239	3,643,875
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875	03/01/24		3,725	3,799,273
Sr. Unsec’d. Notes	6.375	10/01/22		2,200	2,326,500
Sr. Unsec’d. Notes	7.250	12/01/20		2,850	3,106,500
DPL, Inc., Sr. Unsec’d. Notes	6.500	10/15/16		2,400	2,586,000
Sr. Unsec’d. Notes	7.250	10/15/21		9,780	9,767,775
Dynegy, Inc., Sr. Notes, 144A	5.875	06/01/23	(d)	12,000	11,760,000
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes	11.000	10/01/21		4,500	4,972,500
Sec’d. Notes, 144A	12.250	03/01/22	(d)	14,700	17,052,000
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500	10/01/21	(d)	1,000	968,750
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500	10/15/18	(d)	2,500	2,575,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,665,973; purchased 06/07/13)	7.000	06/30/23	(c)(e)	4,750	5,023,125
Mirant Corp., Bonds, 144A	7.400	07/15/49	(c)	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125	06/30/17		6,932	7,279,098
NRG Energy, Inc., Gtd. Notes	7.625	01/15/18		8,300	9,379,000
Gtd. Notes	7.625	05/15/19		261	273,397
Gtd. Notes	7.875	05/15/21	(d)	6,100	6,771,000
Gtd. Notes	8.250	09/01/20		6,400	7,104,000
Gtd. Notes, 144A	6.250	07/15/22	(d)	9,167	9,533,680
NRG REMA LLC, Pass-Through Certificates, Series B	9.237	07/02/17	(c)	2,120	2,098,997
Series C	9.681	07/02/26		6,275	6,086,750

					150,334,700

See Notes to Financial Statements.

Prudential High Yield Fund	17

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Integrated 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19		5,000	$5,150,000

Energy—Other 7.3%
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	7.375	04/15/21		6,991	7,410,460
Bonanza Creek Energy, Inc., Gtd. Notes	6.750	04/15/21		7,225	7,766,875
Bristow Group, Inc., Gtd. Notes	6.250	10/15/22		4,300	4,568,750
CGG SA (France), Gtd. Notes	6.500	06/01/21		2,200	2,260,500
Gtd. Notes	7.750	05/15/17	(d)	699	714,728
Concho Resources, Inc., Gtd. Notes	5.500	04/01/23		6,875	7,184,375
Gtd. Notes	6.500	01/15/22		500	546,875
Denbury Resources, Inc., Gtd. Notes	4.625	07/15/23	(d)	6,500	6,126,250
Gtd. Notes	6.375	08/15/21		3,010	3,243,275
Gtd. Notes	8.250	02/15/20		1,851	2,024,531
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375	05/01/20		5,990	6,933,425
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	6.875	05/01/19	(d)	1,725	1,860,844
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500	10/01/21	(d)	3,400	3,595,500
Gtd. Notes, 144A	8.750	07/15/21	(d)	2,825	3,149,875
Gtd. Notes, 144A	10.250	04/01/19		6,000	6,840,000
Sr. Sec’d. Notes, 144A	7.125	04/01/17	(d)	1,875	1,980,469
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $2,817,750; purchased 03/19/13)	7.625	04/15/21	(c)(d)(e)	2,550	2,779,500
Sr. Notes, 144A (original cost $1,653,750; purchased 03/15/13)	8.000	02/15/20	(c)(e)	1,500	1,620,000
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875	04/01/20	(d)	5,900	6,136,000
Laredo Petroleum, Inc., Gtd. Notes, 144A	5.625	01/15/22		2,780	2,828,650
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500	03/15/21	(d)	5,525	5,828,875
Gtd. Notes, 144A	7.000	03/31/24		7,350	7,717,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes	9.250	06/01/21	(d)	8,925	9,438,187

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	(d)	3,725	$3,911,250
Sr. Unsec’d. Notes	5.750	01/30/22	(d)	1,906	2,053,715
Oasis Petroleum, Inc., Gtd. Notes, 144A	6.875	03/15/22	(d)	5,350	5,804,750
Offshore Group Investment Ltd., Sr. Sec’d. Notes	7.125	04/01/23	(d)	3,475	3,553,187
Sr. Sec’d. Notes	7.500	11/01/19	(d)	2,100	2,262,750
Parker Drilling Co., Gtd. Notes, 144A	6.750	07/15/22		2,100	2,184,000
Gtd. Notes, 144A	7.500	08/01/20		2,000	2,140,000
Parsley Energy LLC / Parsley Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	02/15/22		3,050	3,202,500
Petrohawk Energy Corp., Gtd. Notes	7.250	08/15/18		1,750	1,865,682
Precision Drilling Corp. (Canada), Gtd. Notes	6.500	12/15/21	(d)	1,875	2,010,938
Gtd. Notes	6.625	11/15/20		2,000	2,150,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250	05/01/23	(d)	7,100	7,082,250
Sr. Unsec’d. Notes	5.375	10/01/22	(d)	1,300	1,306,500
Range Resources Corp., Gtd. Notes	5.000	08/15/22	(d)	2,264	2,331,920
Gtd. Notes	5.000	03/15/23	(d)	2,625	2,670,937
Gtd. Notes	5.750	06/01/21	(d)	3,075	3,305,625
Gtd. Notes	6.750	08/01/20		1,025	1,114,688
Gtd. Notes	8.000	05/15/19	(d)	1,150	1,211,813
Samson Investment Co., Gtd. Notes, 144A	10.500	02/15/20	(d)	12,750	14,168,437
Sanchez Energy Corp., Gtd. Notes, 144A	7.750	06/15/21		5,650	5,904,250
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A	6.125	09/15/20	(d)	10,600	10,865,000
Seitel, Inc., Gtd. Notes	9.500	04/15/19	(d)	2,150	2,209,125
SESI LLC, Gtd. Notes	6.375	05/01/19		3,050	3,255,875
Gtd. Notes	7.125	12/15/21		1,900	2,109,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000	11/01/20		7,150	7,310,875
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750	12/15/18		2,050	2,147,375
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	(d)	5,475	5,639,250
Whiting Petroleum Corp., Gtd. Notes	5.000	03/15/19		5,175	5,472,562
Gtd. Notes	5.750	03/15/21		12,025	12,987,000

See Notes to Financial Statements.

Prudential High Yield Fund	19

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	(d)	12,250	$12,464,375

					237,251,073

Foods 4.2%
ARAMARK Corp., Gtd. Notes, 144A	5.750	03/15/20		2,800	2,954,000
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	(d)	4,200	4,184,250
Bumble Bee Acquisition Corp. (Luxembourg), Sr. Sec’d. Notes, 144A	9.000	12/15/17	(d)	572	627,055
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A	8.000	02/15/22	(d)	3,800	3,904,500
Constellation Brands, Inc., Gtd. Notes	4.250	05/01/23	(d)	2,675	2,621,500
Cott Beverages, Inc., Gtd. Notes	8.125	09/01/18		2,750	2,935,625
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A	10.000	09/01/21		7,025	7,762,625
Darling International, Inc., Gtd. Notes, 144A	5.375	01/15/22	(d)	5,200	5,336,500
Dave & Buster’s, Inc., Gtd. Notes	11.000	06/01/18		1,525	1,641,281
Del Monte Corp., Gtd. Notes	7.625	02/15/19		3,840	3,998,400
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	4.250	10/15/20	(d)	3,365	3,356,587
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23		5,725	5,696,375
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/11 - 11/16/11)	7.250	06/01/21	(c)(d)(e)	3,675	3,895,500
Gtd. Notes, 144A (original cost $8,902,375; purchased 09/13/13 - 10/15/13)	7.250	06/01/21	(d)(e)	8,900	9,411,750
Landry’s, Inc., Sr. Notes, 144A (original cost $13,915,573; purchased 04/19/12 - 08/14/13)	9.375	05/01/20	(c)(e)	13,415	14,756,500
Michael Foods Group, Inc., Gtd. Notes	9.750	07/15/18		12,510	13,463,887
Post Holdings, Inc., Gtd. Notes	7.375	02/15/22		7,600	8,274,500
Gtd. Notes, 144A	6.750	12/01/21	(d)	1,000	1,071,250
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A (original cost $1,964,230; purchased 12/13/13)	10.250	12/15/20	(d)(e)	2,025	2,156,625
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625	08/15/22		5,450	5,886,000
Stater Bros. Holdings, Inc., Gtd. Notes	7.375	11/15/18		775	818,594
Gtd. Notes	7.750	04/15/15	(d)	550	552,063

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18		1,450	$1,520,688
Sr. Unsec’d. Notes, 144A	5.875	08/01/21		4,234	4,361,020
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875	12/15/17		4,375	4,790,625
TreeHouse Foods, Inc., Gtd. Notes	4.875	03/15/22		3,100	3,154,250
Wok Acquisition Corp., Gtd. Notes, 144A	10.250	06/30/20	(d)	14,396	15,511,690

					134,643,640

Gaming 5.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000	05/15/18		10,900	11,663,000
Boyd Gaming Corp., Gtd. Notes	9.000	07/01/20	(d)	3,950	4,295,625
Gtd. Notes	9.125	12/01/18	(d)	8,850	9,624,375
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	10.000	12/15/18		2,080	1,066,000
Sec’d. Notes	12.750	04/15/18	(d)	7,475	4,148,625
Sr. Sec’d. Notes	9.000	02/15/20	(d)	2,825	2,747,313
Sr. Sec’d. Notes	11.250	06/01/17		11,315	11,555,444
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/20		6,883	7,321,791
CCM Merger, Inc., Gtd. Notes, 144A (original cost $10,924,500; purchased 03/14/12 - 01/04/13)	9.125	05/01/19	(c)(e)	10,975	11,660,937
Churchill Downs, Inc., Gtd. Notes, 144A	5.375	12/15/21		1,425	1,457,063
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875	11/01/20		1,975	2,044,125
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500	12/01/21	(d)	6,525	6,671,812
Isle of Capri Casinos, Inc., Gtd. Notes	7.750	03/15/19		8,875	9,640,469
Gtd. Notes	8.875	06/15/20	(d)	3,175	3,460,750
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.875	08/15/18	(d)	547	588,709
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000	02/15/21		2,509	2,502,728
MGM Resorts International, Gtd. Notes	6.625	12/15/21	(d)	12,425	13,636,437
Gtd. Notes	6.750	10/01/20	(d)	1,404	1,551,420
Gtd. Notes	7.625	01/15/17	(d)	7,602	8,647,275

See Notes to Financial Statements.

Prudential High Yield Fund	21

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
Gtd. Notes	8.625%	02/01/19		3,500	$4,182,500
Gtd. Notes	10.000	11/01/16	(d)	2,175	2,610,000
MTR Gaming Group, Inc., Sec’d. Notes	11.500	08/01/19		10,881	12,295,442
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.875	11/01/21	(d)	10,745	10,476,375
Pinnacle Entertainment, Inc., Gtd. Notes	7.750	04/01/22	(d)	6,829	7,443,610
PNK Finance Corp., Gtd. Notes, 144A	6.375	08/01/21	(d)	7,500	7,837,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock Intern, Gtd. Notes, 144A (original cost $4,636,250; purchased 05/08/13 - 05/15/13)	5.875	05/15/21	(c)(e)	4,625	4,648,125
Station Casinos LLC, Gtd. Notes	7.500	03/01/21		5,590	5,995,275
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375	06/01/21		11,725	11,637,062
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250	10/15/21		1,250	1,284,375

					182,694,162

Healthcare & Pharmaceutical 8.2%
Acadia Healthcare Co., Inc., Gtd. Notes	12.875	11/01/18		4,003	4,843,630
Gtd. Notes, 144A	6.125	03/15/21	(d)	3,645	3,763,462
Accellent, Inc., Gtd. Notes	10.000	11/01/17		2,770	2,988,138
Sr. Sec’d. Notes	8.375	02/01/17		6,925	7,236,625
Biomet, Inc., Gtd. Notes	6.500	08/01/20		8,200	8,845,750
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17		8,500	9,095,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000	05/15/19		2,450	2,541,875
CHS/Community Health Systems, Inc., Gtd. Notes	7.125	07/15/20	(d)	2,285	2,496,363
Gtd. Notes	8.000	11/15/19		18,225	20,247,975
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250	01/15/19	(d)	3,925	4,042,750
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500	12/15/18		11,375	12,654,687
Emdeon, Inc., Gtd. Notes	11.000	12/31/19		2,500	2,887,500
Endo Finance LLC, Gtd. Notes, 144A	5.750	01/15/22		2,525	2,607,063

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		2,875	$3,076,250
Sr. Unsec’d. Notes, 144A	5.000	12/15/21		3,050	3,263,500
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625	07/31/19	(d)	3,325	3,582,688
FWCT 2 Escrow Corp., 144A	6.875	02/01/22	(d)	9,700	10,318,375
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	(d)	2,825	3,079,250
HCA, Inc., Gtd. Notes	5.875	05/01/23	(d)	10,425	11,024,437
Gtd. Notes	8.000	10/01/18		14,714	17,546,445
Sr. Sec’d. Notes	4.750	05/01/23	(d)	2,500	2,500,000
Sr. Sec’d. Notes	7.250	09/15/20		1,125	1,223,438
Sr. Sec’d. Notes	7.875	02/15/20		1,350	1,444,500
Sr. Unsec’d. Notes	6.375	01/15/15	(d)	3,085	3,212,256
Sr. Unsec’d. Notes	7.190	11/15/15		3,537	3,850,909
Sr. Unsec’d. Notes	7.500	11/15/95		2,700	2,376,000
Sr. Unsec’d. Notes, MTN	9.000	12/15/14		10,900	11,526,750
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375	09/01/18		1,675	1,733,625
HealthSouth Corp., Gtd. Notes	7.250	10/01/18		6,761	7,183,562
Gtd. Notes	7.750	09/15/22		1,271	1,401,278
Kindred Healthcare, Inc., Gtd. Notes	8.250	06/01/19	(d)	2,625	2,828,438
LifePoint Hospitals, Inc., Gtd. Notes, 144A	5.500	12/01/21	(d)	2,975	3,112,594
Mallinckrodt International Finance SA, Gtd. Notes, 144A	4.750	04/15/23	(d)	5,225	4,964,779
MedAssets, Inc., Gtd. Notes	8.000	11/15/18		5,850	6,296,062
MPH Intermediate Holding Co. 2, Sr. Unsec’d. Notes, PIK, 144A	8.375	08/01/18	(c)	3,975	4,143,937
ResCare, Inc., Gtd. Notes	10.750	01/15/19		4,550	5,061,875
Select Medical Corp., Gtd. Notes	6.375	06/01/21	(d)	6,175	6,298,500
STHI Holding Corp., Sec’d. Notes, 144A (original cost $150,000; purchased 03/11/11)	8.000	03/15/18	(c)(e)	150	159,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	10/01/21	(d)	4,425	4,369,687
Sr. Sec’d. Notes	4.500	04/01/21	(d)	5,400	5,386,500
Sr. Sec’d. Notes	4.750	06/01/20	(d)	3,425	3,519,188
Sr. Sec’d. Notes	6.250	11/01/18		4,900	5,426,750

See Notes to Financial Statements.

Prudential High Yield Fund	23

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Sr. Sec’d. Notes, 144A	6.000%	10/01/20	(d)	3,675	$3,950,625
Sr. Unsec’d. Notes	8.125	04/01/22	(d)	10,775	12,068,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	5.625	12/01/21		1,900	2,016,375
Gtd. Notes, 144A	6.375	10/15/20	(d)	5,640	6,161,700
Gtd. Notes, 144A	6.750	10/01/17	(d)	1,385	1,468,100
Gtd. Notes, 144A	6.875	12/01/18		8,075	8,589,781
Gtd. Notes, 144A	7.000	10/01/20		1,725	1,882,406
VPII Escrow Corp., Sr. Unsec’d. Notes, 144A	7.500	07/15/21	(d)	3,975	4,531,500

					264,830,253

Lodging 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625	10/15/21	(d)	5,950	6,292,125
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18		3,025	3,509,000

					9,801,125

Media & Entertainment 5.1%
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20		12,800	14,768,000
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21		2,645	3,002,075
Belo Corp., Sr. Unsec’d. Notes	7.750	06/01/27		2,000	2,170,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375	05/15/19		4,750	5,189,375
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A	5.625	02/15/24		3,275	3,381,438
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21		2,275	2,311,969
Gtd. Notes	9.125	08/01/18		2,550	2,738,063
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	(d)	4,775	4,798,875
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500	11/15/22	(d)	6,143	6,519,278
Gtd. Notes	7.625	03/15/20	(d)	2,275	2,445,625
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19		3,425	3,947,312
Gray Television, Inc., Gtd. Notes	7.500	10/01/20	(d)	5,550	6,049,500
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	7.000	10/15/20	(d)	8,725	7,612,562

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	(d)	4,600	$5,002,500
Gtd. Notes, 144A	5.500	08/01/23	(d)	17,750	17,550,312
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30		2,000	2,165,000
LIN Television Corp., Gtd. Notes	6.375	01/15/21		2,300	2,438,000
Gtd. Notes	8.375	04/15/18		2,635	2,763,456
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A	9.750	04/01/21	(d)	6,800	7,531,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250	10/15/20	(d)	4,600	4,393,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $3,375,000; purchased 07/30/13)	5.000	08/01/18	(c)(e)	3,375	3,518,438
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		4,075	4,268,562
Nexstar Broadcasting, Inc., Gtd. Notes	6.875	11/15/20	(d)	6,500	7,003,750
Regal Cinemas Corp., Gtd. Notes	8.625	07/15/19		2,000	2,142,000
Sinclair Television Group, Inc., Gtd. Notes	5.375	04/01/21		5,050	5,075,250
Gtd. Notes	6.375	11/01/21		3,950	4,177,125
Sr. Unsec’d. Notes	6.125	10/01/22	(d)	3,775	3,907,125
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125	06/01/18		11,201	11,999,071
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000	09/15/19		980	1,017,975
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	6.000	05/15/17	(d)	5,450	5,654,375
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $2,200,000; purchased 05/16/13)	5.125	05/15/23	(c)(d)(e)	2,200	2,255,000
Vail Resorts, Inc., Gtd. Notes	6.500	05/01/19		1,650	1,740,750
WMG Acquisition Corp., Gtd. Notes	11.500	10/01/18		4,030	4,584,125
Sr. Sec’d. Notes, 144A	6.000	01/15/21	(d)	500	522,500

					164,643,386

Metals 3.1%
AK Steel Corp., Gtd. Notes	8.375	04/01/22	(d)	1,940	1,920,600

See Notes to Financial Statements.

Prudential High Yield Fund	25

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.000%	03/01/21	(d)	6,700	$7,236,000
Sr. Unsec’d. Notes	6.125	06/01/18		10,600	11,660,000
Sr. Unsec’d. Notes	6.750	02/25/22	(d)	4,000	4,440,000
Sr. Unsec’d. Notes	9.500	02/15/15		1,050	1,126,125
Arch Coal, Inc., Gtd. Notes	7.250	10/01/20	(d)	1,155	947,100
Gtd. Notes	9.875	06/15/19		2,475	2,239,875
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A	9.000	06/01/18	(d)	4,100	3,854,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	7.125	05/01/18		2,825	2,994,500
CONSOL Energy, Inc., Gtd. Notes	8.000	04/01/17	(d)	2,149	2,243,019
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125	12/15/20	(d)	5,270	5,177,775
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750	02/15/20		6,352	6,542,560
Gtd. Notes, 144A	7.000	02/15/21		6,352	6,558,440
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.000	04/01/17	(d)	4,750	5,011,250
Gtd. Notes, 144A	6.375	02/01/16	(d)	2,700	2,789,100
Gtd. Notes, 144A	6.875	02/01/18	(d)	2,690	2,831,225
Gtd. Notes, 144A	8.250	11/01/19	(d)	3,445	3,798,112
Graftech International Ltd., Gtd. Notes	6.375	11/15/20	(d)	2,600	2,671,500
Iamgold Corp. (Canada), Gtd. Notes, 144A	6.750	10/01/20		725	638,000
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $1,325,000; purchased 05/17/13)	8.625	06/15/21	(c)(e)	1,325	1,404,500
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000	04/15/20		4,445	4,622,800
Sr. Unsec’d. Notes, 144A	6.250	11/15/22		4,550	4,550,000
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	(d)	6,235	6,749,387
Gtd. Notes	6.250	11/15/21	(d)	1,825	1,884,313
Plains Exploration & Production Co., Gtd. Notes	6.625	05/01/21	(d)	1,000	1,092,500
Gtd. Notes	6.750	02/01/22		300	331,500

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18		3,425	$3,733,250

					99,047,431

Non-Captive Finance 2.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000	02/01/19		2,700	2,379,375
CIT Group, Inc., Sr. Unsec’d. Notes	4.250	08/15/17	(d)	1,625	1,704,219
Sr. Unsec’d. Notes	5.000	05/15/17		2,700	2,895,750
Sr. Unsec’d. Notes	5.000	08/15/22		26,325	27,641,250
Sr. Unsec’d. Notes	5.250	03/15/18	(d)	5,900	6,401,500
Sr. Unsec’d. Notes	5.375	05/15/20		1,000	1,080,000
Sr. Unsec’d. Notes, 144A	5.500	02/15/19		5,000	5,437,500
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750	05/01/19		550	481,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	4.875	03/15/19	(d)	4,975	5,074,500
Gtd. Notes, 144A	5.875	02/01/22	(d)	3,650	3,723,000
ILFC E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250(b)	12/21/65		4,275	4,082,625
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125	09/01/18		375	435,938
Sr. Unsec’d. Notes	3.875	04/15/18		3,600	3,703,500
Sr. Unsec’d. Notes	6.250	05/15/19	(d)	1,350	1,516,050
Sr. Unsec’d. Notes	8.875	09/01/17	(d)	1,100	1,320,000
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000	07/15/21		2,400	2,592,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20		1,875	2,165,625
Springleaf Finance Corp., Sr. Unsec’d. Notes	6.000	06/01/20		9,825	10,046,062
Sr. Unsec’d. Notes	8.250	10/01/23		1,150	1,285,125

					83,965,269

Packaging 2.7%
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A	9.125	10/15/20	(d)	6,950	7,714,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250	01/31/19	(d)	1,200	1,245,000
Gtd. Notes, 144A	6.750	01/31/21	(d)	5,200	5,408,000

See Notes to Financial Statements.

Prudential High Yield Fund	27

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Sr. Unsec’d. Notes, 144A	7.000%	11/15/20		993	$1,027,390
Berry Plastics Corp., Sec’d. Notes	9.750	01/15/21	(d)	4,975	5,771,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000	06/15/17	(d)	5,310	5,522,400
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	9.000	11/01/17		3,148	3,383,912
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,023,750; purchased 10/24/12 - 04/30/13)	9.500	11/01/17	(c)(e)	6,750	7,171,875
BWAY Holding Co., Gtd. Notes (original cost $1,516,250; purchased 12/01/10 - 01/09/12)	10.000	06/15/18	(c)(e)	1,400	1,498,000
Exopack Holdings SA, Gtd. Notes, 144A	7.875	11/01/19		6,300	6,552,000
Greif, Inc., Sr. Unsec’d. Notes	6.750	02/01/17		3,200	3,552,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,200,000; purchased 09/25/13)	6.500	10/01/21	(c)(e)	3,200	3,312,000
Reynolds Group Issuer, Inc., Gtd. Notes	9.875	08/15/19	(d)	7,235	8,157,462
Sr. Sec’d. Notes	5.750	10/15/20		9,975	10,423,875
Sr. Sec’d. Notes	6.875	02/15/21	(d)	725	788,438
Sr. Sec’d. Notes	7.875	08/15/19		6,500	7,182,500
Sealed Air Corp., Gtd. Notes, 144A	6.500	12/01/20	(d)	1,425	1,576,406
Gtd. Notes, 144A	8.375	09/15/21		3,875	4,470,781
Sr. Notes, 144A	5.250	04/01/23	(d)	1,750	1,776,250

					86,533,789

Paper 0.2%
Domtar Corp., Gtd. Notes	10.750	06/01/17	(d)	800	1,001,327
Graphic Packaging International, Inc., Gtd. Notes	7.875	10/01/18		1,500	1,606,875
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18		4,900	5,157,250
Smurfit Kappa Treasury Funding Ltd. (Ireland), Sr. Sec’d. Notes	7.500	11/20/25		100	111,000

					7,876,452

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other 2.7%
AmeriGas Finance LLC, Gtd. Notes	7.000%	05/20/22	(d)	6,175	$6,746,187
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500	05/20/21		1,147	1,233,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp, Gtd. Notes	6.000	12/15/20	(d)	2,750	2,894,375
El Paso Corp., Sr. Sec’d. Notes, GMTN	7.800	08/01/31		750	795,212
Sr. Sec’d. Notes, GMTN	8.050	10/15/30		110	116,905
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20		3,650	4,170,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21		4,275	4,467,375
Sr. Unsec’d. Notes, 144A	6.750	01/15/22		5,455	5,700,475
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	(d)	2,805	2,980,313
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.000	02/15/21	(d)	2,855	2,872,387
Sr. Sec’d. Notes, 144A	5.625	11/15/23		5,875	5,905,620
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500	04/15/23	(d)	3,400	3,434,000
Gtd. Notes	5.750	09/01/20		5,300	5,551,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,691,750; purchased 02/25/14)	3.900	04/15/15	(c)(e)	1,675	1,683,375
Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/14 - 02/25/14)	5.625	04/15/20	(c)(e)	3,725	3,603,938
Sr. Unsec’d. Notes, 144A (original cost $8,569,688; purchased 01/10/13 - 06/13/13)	6.000	01/15/19	(c)(d)(e)	8,625	8,625,000
Southern Natural Gas Co., Sr. Unsec’d. Notes	8.000	03/01/32		29	38,674
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375	08/01/21		2,440	2,684,000
Targa Resources Partners LP, Gtd. Notes	6.375	08/01/22		1,115	1,195,838
Gtd. Notes	6.875	02/01/21		8,700	9,439,500
Gtd. Notes	7.875	10/15/18		3,375	3,619,688
Gtd. Notes, 144A	4.250	11/15/23	(d)	4,500	4,230,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875	10/01/20		1,575	1,645,875
Gtd. Notes	6.125	10/15/21	(d)	3,050	3,187,250

See Notes to Financial Statements.

Prudential High Yield Fund	29

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Gtd. Notes, 144A	5.875%	10/01/20		1,725	$1,802,625

					88,623,512

Real Estate Investment Trusts 1.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750	02/15/19		15,225	16,443,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22	(d)	3,000	3,157,500
DuPont Fabros Technology LP, Gtd. Notes	5.875	09/15/21		4,425	4,668,375
Felcor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23		2,180	2,190,900
Sr. Sec’d. Notes	10.000	10/01/14		1,287	1,349,741
Omega Healthcare Investors, Inc., Gtd. Notes	6.750	10/15/22		800	866,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23		2,925	2,917,687
Gtd. Notes	5.500	02/01/21		2,975	3,064,250
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	04/15/20		300	340,411
Sr. Unsec’d. Notes	6.750	12/15/21		5,975	6,777,138

					41,775,002

Retailers 2.6%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250	08/01/19	(d)	4,325	4,735,875
Claire’s Stores, Inc., Gtd. Notes, 144A	7.750	06/01/20	(d)	2,350	1,968,125
Sr. Sec’d. Notes, 144A	6.125	03/15/20	(d)	3,675	3,491,250
Sr. Sec’d. Notes, 144A	9.000	03/15/19	(d)	4,025	4,236,312
CST Brands, Inc., Gtd. Notes	5.000	05/01/23		2,150	2,090,875
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20		10,025	10,275,625
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,584,710; purchased 06/06/13-01/03/14)	9.250	06/15/21	(c)(d)(e)	9,400	10,034,500
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000	05/15/19		1,625	1,649,375
L Brands, Inc., Gtd. Notes	5.625	02/15/22		7,375	7,743,750
Gtd. Notes	5.625	10/15/23		3,575	3,709,062

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (Continued)
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.500%	08/01/18	(d)	3,950	$4,088,250
Murphy Oil USA, Inc., Gtd. Notes, 144A	6.000	08/15/23	(d)	1,975	2,009,563
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A	8.000	10/15/21	(d)	3,375	3,619,688
Pantry Inc. (The), Gtd. Notes	8.375	08/01/20		15,118	16,327,440
Penske Automotive Group, Inc., Gtd. Notes	5.750	10/01/22		3,750	3,918,750
Toys “R” Us, Inc., Sr. Unsec’d. Notes	10.375	08/15/17		1,400	1,214,500
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	8.500	12/01/17	(d)	3,480	3,580,050

					84,692,990

Technology 11.9%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625	09/15/21		3,050	3,278,750
Gtd. Notes, 144A	6.125	09/15/23	(d)	2,900	3,146,500
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A	6.750	03/01/19		9,300	9,346,500
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750	11/15/20	(d)	7,395	7,875,675
Ancestry.com, Inc., Gtd. Notes	11.000	12/15/20		4,125	4,846,875
Sr. Unsec’d. Notes, PIK, 144A	9.625	10/15/18		6,655	6,987,750
Audatex North America, Inc., Gtd. Notes, 144A	6.000	06/15/21		9,100	9,714,250
Avaya, Inc., Sec’d. Notes, 144A	10.500	03/01/21	(d)	16,500	15,633,750
Sr. Sec’d. Notes, 144A	7.000	04/01/19		2,160	2,143,800
Blackboard, Inc., Sr. Unsec’d. Notes, 144A	7.750	11/15/19		8,175	8,461,125
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		3,575	3,758,219
Brightstar Corp., Gtd. Notes, 144A (original cost $8,039,150; purchased 11/23/10-04/01/13)	9.500	12/01/16	(c)(e)	7,830	8,573,850
Sr. Unsec’d. Notes, 144A (original cost $9,581,693; purchased 07/26/13-08/09/13)	7.250	08/01/18	(c)(e)	9,675	10,521,562
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500	04/01/19		16,850	18,535,000
Gtd. Notes	12.535	10/12/17		891	935,550

See Notes to Financial Statements.

Prudential High Yield Fund	31

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Ceridian Corp., Gtd. Notes (original cost $11,659,875; purchased 06/29/12-09/12/12)	11.250(b) %	11/15/15	(c)(e)	12,050	$12,125,312
Gtd. Notes, PIK (original cost $5,547,295; purchased 09/14/12)	12.250	11/15/15	(c)(d)(e)	5,506	5,540,413
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,525,000; purchased 03/21/13)	11.000	03/15/21	(c)(e)	2,525	2,887,969
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20		21,940	23,201,550
CommScope, Inc., Gtd. Notes, 144A	8.250	01/15/19	(d)	8,787	9,577,830
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21		2,300	2,495,500
First Data Corp., Gtd. Notes	12.625	01/15/21		6,002	7,172,390
Gtd. Notes, 144A	10.625	06/15/21		18,987	21,360,375
Gtd. Notes, 144A	11.250	01/15/21		6,550	7,450,625
Gtd. Notes, 144A	11.750	08/15/21		26,800	28,676,000
Freescale Semiconductor, Inc., Gtd. Notes	8.050	02/01/20	(d)	4,070	4,466,825
Sr. Sec’d. Notes, 144A	6.000	01/15/22	(d)	6,320	6,707,100
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250	12/15/17		7,825	7,883,688
Interactive Data Corp., Gtd. Notes	10.250	08/01/18		7,964	8,616,052
Iron Mountain, Inc., Gtd. Notes	6.000	08/15/23	(d)	7,450	7,915,625
NCR Corp., Sr. Unsec’d. Notes, 144A	5.875	12/15/21		3,025	3,236,750
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(f)	5.344	07/15/11		3,000	3,258,750
Gtd. Notes(a)(f)	10.125	07/15/13	(c)	5,600	6,636,000
Gtd. Notes(a)	10.750	07/15/16	(c)(d)	7,790	9,270,100
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	(d)	10,715	10,741,787
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750	02/15/21		6,085	6,480,525
Sr. Unsec’d. Notes, 144A	5.750	03/15/23	(d)	5,725	6,025,563
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875	10/15/23		6,075	5,968,688
Gtd. Notes, 144A	6.500	05/15/19	(d)	4,733	5,087,975
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750	01/15/19		7,015	7,786,650

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19		5,815	$6,214,781
Gtd. Notes	7.375	11/15/18		500	532,500
Syniverse Holdings, Inc., Gtd. Notes	9.125	01/15/19		5,770	6,318,150
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125	06/15/18		7,250	7,648,750
Sr. Unsec’d. Notes	9.625	06/15/18		12,300	13,084,125
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18	(d)	13,520	14,601,600

					382,729,104

Telecommunications 5.0%
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150	09/15/19		1,520	1,634,000
Sr. Unsec’d. Notes	6.750	12/01/23	(d)	1,309	1,387,540
Sr. Unsec’d. Notes	6.875	01/15/28		4,700	4,500,250
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250	01/15/23	(d)	4,700	4,817,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/20		5,600	5,922,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625	01/31/20		6,640	7,943,100
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125	01/15/23	(d)	1,981	2,075,098
Sr. Unsec’d. Notes	8.250	04/15/17		925	1,075,313
Sr. Unsec’d. Notes	8.500	04/15/20	(d)	450	519,750
Sr. Unsec’d. Notes	8.750	04/15/22		3,750	4,293,750
Level 3 Financing, Inc., Gtd. Notes	7.000	06/01/20	(d)	3,500	3,815,000
Gtd. Notes	8.125	07/01/19		1,125	1,237,500
Gtd. Notes	8.625	07/15/20		3,950	4,438,812
NII Capital Corp., Gtd. Notes	7.625	04/01/21		1,569	580,530
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A	7.875	08/15/19	(d)	1,350	938,250
Softbank Corp. (Japan), Gtd. Notes, 144A	4.500	04/15/20	(d)	5,630	5,665,187
Sprint Capital Corp., Gtd. Notes	6.875	11/15/28		14,560	14,450,800
Gtd. Notes	6.900	05/01/19		10,960	12,056,000
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	(d)	3,725	4,302,375

See Notes to Financial Statements.

Prudential High Yield Fund	33

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Gtd. Notes, 144A	9.000%	11/15/18		2,265	$2,774,625
Sr. Unsec’d. Notes	6.000	11/15/22	(d)	3,525	3,613,125
Sr. Unsec’d. Notes	7.000	08/15/20	(d)	2,325	2,540,063
Sr. Unsec’d. Notes	9.125	03/01/17	(d)	2,175	2,571,938
Sprint Corp., Gtd. Notes, 144A	7.125	06/15/24		7,990	8,389,500
Gtd. Notes, 144A	7.875	09/15/23		7,245	8,023,837
T-Mobile USA, Inc., Gtd. Notes	6.464	04/28/19		700	747,250
Gtd. Notes	6.633	04/28/21		5,900	6,386,750
TW Telecom Holdings, Inc., Gtd. Notes	5.375	10/01/22	(d)	3,775	3,850,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750	07/15/17		10,350	10,958,062
Sr. Sec’d. Notes, 144A	6.500	04/30/20	(d)	2,800	3,087,000
Sr. Sec’d. Notes, 144A	7.250	02/15/18		4,175	4,394,188
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, 144A	12.250	07/15/17		7,284	7,575,214
Windstream Holdings, Inc., Gtd. Notes	6.375	08/01/23		6,725	6,624,125
Gtd. Notes	7.500	06/01/22		900	954,000
Gtd. Notes	7.500	04/01/23	(d)	3,405	3,575,250
Gtd. Notes	7.750	10/15/20	(d)	2,325	2,499,375
Gtd. Notes	7.875	11/01/17		385	440,825

					160,658,382

Tobacco 0.3%
Vector Group Ltd., Sr. Sec’d. Notes	7.750	02/15/21		8,475	9,047,062

TOTAL CORPORATE BONDS (cost $2,856,810,721)					2,994,201,665

FOREIGN AGENCY 0.3%
Harvest Operations Corp. (South Korea), Gtd. Notes (cost $9,898,163)	6.875	10/01/17		9,635	10,405,800

See Notes to Financial Statements.

34

Description	Shares	Value (Note 1)

COMMON STOCKS
Adelphia Recovery Trust *(c)	2,000,000	$2,000
Blaze Recycling and Metals LLC (original cost $46,387; purchased 08/22/12)*(c)(e)	46,387	464
DEX Media, Inc. *(d)	29,840	217,534
WKI Holding Co., Inc. *(c)	6,031	215,186

TOTAL COMMON STOCKS (cost $19,258,676)		435,184

PREFERRED STOCKS 0.1%

Banking 0.1%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875% (b)	153,000	4,207,500

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/98)(c)(e)(g)	2,000	188,000

Cable
Adelphia Communications Corp. (Class A Stock) *(c)	20,000	20

TOTAL PREFERRED STOCKS (cost $3,843,416)		4,395,520

	Units
WARRANTS*

Chemicals
Hercules, Inc., expiring 03/31/29	230	8,348

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 07/06/11)(c)(e)	6,854	69

Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15	6,958	104,509

TOTAL WARRANTS (cost $41,261)		112,926

TOTAL LONG-TERM INVESTMENTS (cost $2,930,078,256)		3,050,552,296

See Notes to Financial Statements.

Prudential High Yield Fund	35

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 25.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $452,149)(h)	46,501	$434,322
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $812,000,728; includes $699,571,975 of cash collateral received for securities on loan)(h)(i)	812,000,728	812,000,728

TOTAL SHORT-TERM INVESTMENTS (cost $812,452,877; Note 3)		812,435,050

TOTAL INVESTMENTS 119.7% (cost $3,742,531,133; Note 5)		3,862,987,346
Liabilities in excess of other assets(j) (19.7)%		(635,923,770)

NET ASSETS 100.0%		$3,227,063,576

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

MTN—Medium Term Note

PIK—Payment-in-Kind

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents issuer in default on interest payments and/or principal repayments. Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $687,490,605; cash collateral of $699,571,975 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $176,107,451. The aggregate value, $183,871,615, is approximately 5.7% of net assets.
(f)	Securities are post-maturity; represents issuers in default on interest payments and/or principal repayments; non-income producing securities.

See Notes to Financial Statements.

36

(g)	Consist of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at February 28, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at February 28, 2014(3)	Value at Trade Date	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY. 21	12/20/18	5.000%	139,000	$11,185,191	$11,252,232	$(67,041)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at February 28, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy. Inc.	03/20/16	4.100%	1,850	0.802%	$140,377	$—	$140,377	Goldman Sachs International

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential High Yield Fund	37

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$—	$32,870
Collateralized Loan Obligations	—	4,909,798	—
Bank Loans	—	24,441,658	11,616,875
Corporate Bonds	—	2,986,013,243	8,188,422
Foreign Agency	—	10,405,800	—
Common Stocks	217,534	—	217,650
Preferred Stocks	4,207,500	—	188,020
Warrants	104,509	—	8,417
Affiliated Mutual Funds	812,435,050	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	73,336	—

Total	$816,964,593	$3,025,843,835	$20,252,254

See Notes to Financial Statements.

38

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Debt Obligations	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/13	$31,394	$16,509,375	$13,934,066	$207,699	$154,020	$12,959
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	1,476	(16,625)	(654,858)	9,951	34,000	(4,542)
Purchases	—	—	—	—	—	—
Sales	—	(4,897,656)	—	—	—	—
Accrued discount/premium	—	21,781	—	—	—	—
Transfers into Level 3	—	—	2,189,105	—	—	—
Transfers out of Level 3	—	—	(7,279,891)	—	—	—

Balance as of 02/28/14	$32,870	$11,616,875	$8,188,422	$217,650	$188,020	$8,417

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(544,433) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Corporate Bond transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

Prudential High Yield Fund	39

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 was as follows:

Affiliated Mutual Funds (including 21.7% of cash collateral received for securities on loan)	25.2%
Technology	12.1
Healthcare & Pharmaceutical	8.2
Energy—Other	7.3
Capital Goods	7.3
Gaming	6.1
Media & Entertainment	5.2
Telecommunications	5.0
Electric	4.7
Foods	4.2
Chemicals	3.9
Building Materials & Construction	3.6
Cable	3.5
Metals	3.1
Automotive	3.0
Pipelines & Other	2.7
Packaging	2.7
Retailers	2.6%
Non-Captive Finance	2.6
Consumer	1.5
Aerospace & Defense	1.3
Real Estate Investment Trusts	1.3
Banking	0.7
Lodging	0.4
Foreign Agency	0.3
Tobacco	0.3
Energy—Integrated	0.3
Paper	0.2
Brokerage	0.2
Collateralized Loan Obligations	0.2

119.7
Liabilities in excess of other assets	(19.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and credit risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Due from broker- variation margin	$67,041	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	140,377	—	—
Equity contracts	Unaffiliated investments	112,926	—	—

Total		$253,303		$67,041

*	Includes cumulative appreciation/depreciation as reported in schedule of exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

40

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$13,663,195

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Swaps	Total
Credit contracts	$—	$(9,303,424)	$(9,303,424)
Equity contracts	17,863	—	17,863

Total	$17,863	$(9,303,424)	$(9,285,561)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 28, 2014, the Fund’s average notional amount for credit default swaps as buyer was $4,282,000 and the average notional amount for credit default swaps as seller was $97,023,000.

See Notes to Financial Statements.

Prudential High Yield Fund	41

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$687,490,605	$—	$—	$687,490,605
Exchange-traded and cleared derivatives	35	—	—	35
Over-the-counter derivatives	140,377	—	—	140,377

				687,631,017

Liabilities:
Over-the-counter derivatives	—	—	—	—

				—

Collateral Amounts Pledged/(Received):
Securities on loan				$(687,490,605)
Over-the-counter derivatives				(140,377)

Net Amount				$35

See Notes to Financial Statements.

42

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Prudential High Yield Fund

Statement of Assets & Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $687,490,605:
Unaffiliated investments (cost $2,930,078,256)	$3,050,552,296
Affiliated investments (cost $812,452,877)	812,435,050
Cash	12,017,003
Foreign currency, at value (cost $31,861)	32,917
Dividends and interest receivable	54,021,000
Receivable for investments sold	27,952,854
Receivable for Fund shares sold	10,908,348
Unrealized appreciation on over-the-counter swap agreements	140,377
Due from broker—variation margin	35
Prepaid expenses	18,098

Total assets	3,968,077,978

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	699,571,975
Payable for investments purchased	28,448,408
Payable for Fund shares reacquired	8,502,055
Dividends payable	2,220,595
Management fee payable	1,038,696
Distribution fee payable	610,084
Accrued expenses	442,306
Affiliated transfer agent fee payable	147,669
Deferred directors’ fees	32,614

Total liabilities	741,014,402

Net Assets	$3,227,063,576

Net assets were comprised of:
Common stock, at par	$5,540,166
Paid-in capital in excess of par	3,170,890,187

3,176,430,353
Distributions in excess of net investment income	(422,392)
Accumulated net realized loss on investment and foreign currency transactions	(69,475,429)
Net unrealized appreciation on investments and foreign currencies	120,531,044

Net assets, February 28, 2014	$3,227,063,576

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share ($1,369,683,885 ÷ 235,318,009 shares of common stock issued and outstanding)	$5.82
Maximum sales charge (4.50% of offering price)	0.27

Maximum offering price to public	$6.09

Class B
Net asset value, offering price and redemption price per share ($238,497,085 ÷ 41,022,153 shares of common stock issued and outstanding)	$5.81

Class C
Net asset value, offering price and redemption price per share ($260,137,917 ÷ 44,754,424 shares of common stock issued and outstanding)	$5.81

Class Q
Net asset value, offering price and redemption price per share ($10,623,139 ÷ 1,822,370 shares of common stock issued and outstanding)	$5.83

Class R
Net asset value, offering price and redemption price per share ($56,239,960 ÷ 9,663,949 shares of common stock issued and outstanding)	$5.82

Class X
Net asset value, offering price and redemption price per share ($14,772 ÷ 2,543 shares of common stock issued and outstanding)	$5.81

Class Z
Net asset value, offering price and redemption price per share ($1,291,866,818 ÷ 221,433,198 shares of common stock issued and outstanding)	$5.83

See Notes to Financial Statements.

Prudential High Yield Fund	45

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$100,734,921
Affiliated income from securities loaned, net	583,418
Unaffiliated dividend income	230,551
Affiliated dividend income	60,067

Total income	101,608,957

Expenses
Management fee	6,493,999
Distribution fee—Class A	1,996,551
Distribution fee—Class B	834,636
Distribution fee—Class C	1,242,454
Distribution fee—Class R	200,032
Distribution fee—Class X	214
Transfer agent’s fees and expenses (including affiliated expense of $274,000)	1,580,000
Custodian’s fees and expenses	191,000
Registration fees	87,000
Shareholders’ reports	75,000
Directors’ fees	33,000
Insurance expenses	21,000
Legal fees and expenses	19,000
Audit fee	16,000
Miscellaneous	11,413

Total expenses	12,801,299
Less: Distribution fee waiver—Class A	(332,759)
Distribution fee waiver—Class R	(66,677)

Net expenses	12,401,863

Net investment income	89,207,094

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	22,108,268
Swap agreements transactions	13,663,195
Foreign currency transactions	149

35,771,612

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $2,319)	95,097,048
Swap agreements	(9,303,424)
Foreign currencies	1,056

85,794,680

Net gain on investment and foreign currency transactions	121,566,292

Net Increase In Net Assets Resulting From Operations	$210,773,386

See Notes to Financial Statements.

46

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$89,207,094	$171,616,940
Net realized gain on investment and foreign currency transactions	35,771,612	48,299,108
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	85,794,680	(36,027,098)

Net increase in net assets resulting from operations	210,773,386	183,888,950

Dividends from net investment income (Note 1)
Class A	(42,040,242)	(89,760,510)
Class B	(6,477,074)	(11,642,220)
Class C	(6,919,203)	(14,906,642)
Class Q	(296,701)	(3,587,735)
Class R	(1,618,842)	(2,963,856)
Class X	(1,183)	(9,565)
Class Z	(37,415,623)	(61,313,139)

	(94,768,868)	(184,183,667)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	520,305,626	1,220,307,149
Net asset value of shares issued in reinvestment of dividends	79,142,716	150,692,138
Cost of shares reacquired	(346,956,917)	(1,070,689,810)

Net increase in net assets from Fund share transactions	252,491,425	300,309,477

Total increase	368,495,943	300,014,760

Net Assets:
Beginning of period	2,858,567,633	2,558,552,873

End of period (a)	$3,227,063,576	$2,858,567,633

(a) Includes undistributed net investment income of:	$—	$5,139,382

See Notes to Financial Statements.

Prudential High Yield Fund	47

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund (the “Fund”) and Prudential Short Duration High Yield Income Fund. These financial statements relate to Prudential High Yield Fund. The Fund’s investment objective is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the

48

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential High Yield Fund	49

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

50

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an Exchange Traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract.

Prudential High Yield Fund	51

Notes to Financial Statements

(Unaudited) continued

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against issuer default. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an

52

emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a

Prudential High Yield Fund	53

Notes to Financial Statements

(Unaudited) continued

specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically

54

enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment In Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and

Prudential High Yield Fund	55

Notes to Financial Statements

(Unaudited) continued

accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

56

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .43% for the six months ended February 28, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, .75%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively.

For the six months ended February 28, 2014, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $383,793 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2014, it received $576, $159,761 and $17,525 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PIM and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential High Yield Fund	57

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2014, PIM has been compensated approximately $174,300 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2014, aggregated $897,497,919 and $706,871,495, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$3,752,738,662

Appreciation	147,462,801
Depreciation	(37,214,117)

Net Unrealized Appreciation	$110,248,684

The book basis may differ from tax basis due to certain tax related adjustments.

58

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 and August 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $35,424,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	27,744,000
Expiring 2018	66,273,000

$94,017,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. A

Prudential High Yield Fund	59

Notes to Financial Statements

(Unaudited) continued

special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z common stock. Of the authorized shares of common stock of the Fund, 625 million shares are designated for Class A common stock, 150 million shares are designated for each of Class B common stock and Class C common stock, 20 million shares are designated for Class M common stock, 310 million shares are designated for each of Class Q and Class R common stock, 25 million shares are designated for Class X common stock and 410 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	15,951,657	$91,111,451
Shares issued in reinvestment of dividends	5,902,856	33,806,750
Shares reacquired	(23,368,524)	(133,424,559)

Net increase (decrease) in shares outstanding before conversion	(1,514,011)	(8,506,358)
Shares issued upon conversion from Class B, Class X and Class Z	394,684	2,242,393
Shares reacquired upon conversion into Class Z	(539,189)	(3,092,036)

Net increase (decrease) in shares outstanding	(1,658,516)	$(9,356,001)

Year ended August 31, 2013:
Shares sold	43,416,009	$247,812,897
Shares issued in reinvestment of dividends	12,456,592	71,032,377
Shares reacquired	(58,816,719)	(335,509,786)

Net increase (decrease) in shares outstanding before conversion	(2,944,118)	(16,664,512)
Shares issued upon conversion from Class B, Class X and Class Z	995,388	5,685,674
Shares reacquired upon conversion into Class Z	(512,656)	(2,936,584)

Net increase (decrease) in shares outstanding	(2,461,386)	$(13,915,422)

60

Class B	Shares	Amount
Six months ended February 28, 2014:
Shares sold	4,682,895	$26,731,883
Shares issued in reinvestment of dividends	894,117	5,115,798
Shares reacquired	(2,440,445)	(13,922,046)

Net increase (decrease) in shares outstanding before conversion	3,136,567	17,925,635
Shares reacquired upon conversion into Class A	(304,167)	(1,723,873)

Net increase (decrease) in shares outstanding	2,832,400	$16,201,762

Year ended August 31, 2013:
Shares sold	12,460,668	$71,166,059
Shares issued in reinvestment of dividends	1,592,738	9,070,259
Shares reacquired	(4,324,015)	(24,636,635)

Net increase (decrease) in shares outstanding before conversion	9,729,391	55,599,683
Shares reacquired upon conversion into Class A	(773,211)	(4,415,585)

Net increase (decrease) in shares outstanding	8,956,180	$51,184,098

Class C
Six months ended February 28, 2014:
Shares sold	4,913,095	$28,059,559
Shares issued in reinvestment of dividends	993,826	5,683,454
Shares reacquired	(5,277,028)	(30,052,810)

Net increase (decrease) in shares outstanding before conversion	629,893	3,690,203
Shares reacquired upon conversion into Class Z	(200,556)	(1,141,914)

Net increase (decrease) in shares outstanding	429,337	$2,548,289

Year ended August 31, 2013:
Shares sold	14,719,509	$84,002,360
Shares issued in reinvestment of dividends	2,113,264	12,033,007
Shares reacquired	(13,266,252)	(75,632,339)

Net increase (decrease) in shares outstanding before conversion	3,566,521	20,403,028
Shares reacquired upon conversion into Class Z	(372,182)	(2,131,050)

Net increase (decrease) in shares outstanding	3,194,339	$18,271,978

Class Q
Six months ended February 28, 2014:
Shares sold	530,930	$3,052,353
Shares issued in reinvestment of dividends	51,926	297,962
Shares reacquired	(168,634)	(970,002)

Net increase (decrease) in shares outstanding	414,222	$2,380,313

Year ended August 31, 2013:
Shares sold	3,867,656	$22,164,103
Shares issued in reinvestment of dividends	595,612	3,414,079
Shares reacquired	(14,450,956)	(84,066,481)

Net increase (decrease) in shares outstanding	(9,987,688)	$(58,488,299)

Prudential High Yield Fund	61

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended February 28, 2014
Shares sold	1,817,207	$10,375,884
Shares issued in reinvestment of dividends	282,759	1,619,170
Shares reacquired	(1,492,847)	(8,539,796)

Net increase (decrease) in shares outstanding	607,119	$3,455,258

Year ended August 31, 2013:
Shares sold	5,242,077	$29,974,245
Shares issued in reinvestment of dividends	518,260	2,956,609
Shares reacquired	(3,300,229)	(18,813,137)

Net increase (decrease) in shares outstanding	2,460,108	$14,117,717

Class X
Six months ended February 28, 2014:
Shares issued in reinvestment of dividends	201	$1,147
Shares reacquired	(1,342)	(7,593)

Net increase (decrease) in shares outstanding before conversion	(1,141)	(6,446)
Shares reacquired upon conversion into Class A	(9,403)	(53,604)

Net increase (decrease) in shares outstanding	(10,544)	$(60,050)

Year ended August 31, 2013:
Shares sold	543	$3,131
Shares issued in reinvestment of dividends	1,656	9,431
Shares reacquired	(7,574)	(43,236)

Net increase (decrease) in shares outstanding before conversion	(5,375)	(30,674)
Shares reacquired upon conversion into Class A	(26,094)	(149,511)

Net increase (decrease) in shares outstanding	(31,469)	$(180,185)

Class Z
Six months ended February 28, 2014:
Shares sold	63,110,237	$360,974,496
Shares issued in reinvestment of dividends	5,679,571	32,618,435
Shares reacquired	(27,955,705)	(160,040,111)

Net increase (decrease) in shares outstanding before conversion	40,834,103	233,552,820
Shares issued upon conversion from Class A and Class C	737,949	4,233,950
Shares reacquired upon conversion into Class A	(81,099)	(464,916)

Net increase (decrease) in shares outstanding	41,490,953	$237,321,854

Year ended August 31, 2013:
Shares sold	133,625,627	$765,184,354
Shares issued in reinvestment of dividends	9,129,360	52,176,376
Shares reacquired	(92,899,021)	(531,988,196)

Net increase (decrease) in shares outstanding before conversion	49,855,966	285,372,534
Shares issued upon conversion from Class A and Class C	882,355	5,067,634
Shares reacquired upon conversion into Class A	(195,752)	(1,120,578)

Net increase (decrease) in shares outstanding	50,542,569	$289,319,590

62

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2014.

Prudential High Yield Fund	63

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014(a)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.60		$5.59	$5.34	$5.32		$4.84		$5.19
Income (loss) from investment operations:
Net investment income	.17		.34	.37	.40		.45		.43
Net realized and unrealized gain (loss) on investment transactions	.23		.04	.27	.03		.49		(.34)
Total from investment operations	.40		.38	.64	.43		.94		.09
Less Dividends:
Dividends from net investment income	(.18)		(.37)	(.39)	(.41)		(.46)		(.44)
Capital Contributions(e):	-		-	-	-	(d)	-	(d)	-
Net asset value, end of period	$5.82		$5.60	$5.59	$5.34		$5.32		$4.84
Total Return(b):	7.21%		6.85%	12.55%	8.14%		19.94%		3.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,369,684		$1,327,678	$1,339,113	$1,078,117		$1,093,443		$1,009,183
Average net assets (000)	$1,342,067		$1,385,567	$1,187,666	$1,147,761		$1,078,033		$811,838
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.82%	(f)	.83%	.87%	.88%		.90%		.91%
Expenses before waivers and/or expense reimbursement	.87%	(f)	.88%	.92%	.93%		.95%		.96%
Net investment income	5.95%	(f)	6.04%	6.75%	7.20%		8.64%		9.95%
Portfolio turnover rate	24%	(g)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

64

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014(a)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.60		$5.59	$5.34	$5.31		$4.83		$5.19
Income (loss) from investment operations:
Net investment income	.15		.32	.34	.37		.42		.41
Net realized and unrealized gain (loss) on investment transactions	.22		.03	.28	.05		.49		(.35)
Total from investment operations	.37		.35	.62	.42		.91		.06
Less Dividends:
Dividends from net investment income	(.16)		(.34)	(.37)	(.39)		(.43)		(.42)
Capital Contributions(e):	-		-	-	-	(d)	-	(d)	-
Net asset value, end of period	$5.81		$5.60	$5.59	$5.34		$5.31		$4.83
Total Return(b):	6.77%		6.33%	12.00%	7.82%		19.39%		2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$238,497		$213,714	$163,309	$115,162		$96,409		$85,727
Average net assets (000)	$224,416		$194,916	$131,650	$108,578		$92,174		$76,697
Ratios to average net assets(c):
Expenses	1.32%	(f)	1.33%	1.37%	1.38%		1.40%		1.41%
Net investment income	5.45%	(f)	5.53%	6.25%	6.70%		8.15%		9.44%
Portfolio turnover rate	24%	(g)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	65

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014(a)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.59		$5.58	$5.33	$5.31		$4.83		$5.18
Income (loss) from investment operations:
Net investment income	.15		.30	.32	.36		.42		.41
Net realized and unrealized gain (loss) on investment transactions	.23		.04	.28	.04		.49		(.34)
Total from investment operations	.38		.34	.60	.40		.91		.07
Less Dividends:
Dividends from net investment income	(.16)		(.33)	(.35)	(.38)		(.43)		(.42)
Capital Contributions(f):	-		-	-	-	(e)	-	(e)	-
Net asset value, end of period	$5.81		$5.59	$5.58	$5.33		$5.31		$4.83
Total Return(b):	6.83%		6.07%	11.74%	7.45%		19.40%		2.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$260,138		$247,992	$229,715	$136,177		$112,212		$77,177
Average net assets (000)	$250,551		$260,306	$172,185	$132,854		$94,741		$50,393
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.57%	(g)	1.58%	1.62%	1.55%		1.40%		1.41%
Expenses before waivers and/or expense reimbursement	1.57%	(g)	1.58%	1.62%	1.63%		1.65%		1.66%
Net investment income	5.20%	(g)	5.29%	5.98%	6.52%		8.12%		9.42%
Portfolio turnover rate	24%	(h)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(e) Less than $.005 per share.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

66

Class Q Shares
	Six Months Ended February 28, 2014(b)		Year Ended August 31, 2013(b)	October 31, 2011(a) through August 31, 2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.61		$5.61	$5.41
Income from investment operations:
Net investment income	.18		.37	.35
Net realized and unrealized gain on investment transactions	.23		.02	.19
Total from investment operations	.41		.39	.54
Less Dividends:
Dividends from net investment income	(.19)		(.39)	(.34)
Net asset value, end of period	$5.83		$5.61	$5.61
Total Return(c):	7.40%		7.04%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,623		$7,901	$63,914
Average net assets (000)	$8,975		$52,463	$48,841
Ratios to average net assets(d):
Expenses	.46%	(e)	.47%	.50%	(e)
Net investment income	6.28%	(e)	6.40%	6.97%	(e)
Portfolio turnover rate	24%	(f)	55%	48%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	67

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014(a)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.60		$5.59	$5.34	$5.32		$4.84		$5.19
Income (loss) from investment operations:
Net investment income	.16		.33	.35	.38		.44		.42
Net realized and unrealized gain (loss) on investment transactions	.23		.04	.28	.04		.49		(.34)
Total from investment operations	.39		.37	.63	.42		.93		.08
Less Dividends:
Dividends from net investment income	(.17)		(.36)	(.38)	(.40)		(.45)		(.43)
Capital Contributions(e):	-		-	-	-	(d)	-	(d)	-
Net asset value, end of period	$5.82		$5.60	$5.59	$5.34		$5.32		$4.84
Total Return(b):	7.08%		6.59%	12.26%	7.88%		19.66%		3.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,240		$50,732	$36,886	$20,630		$10,441		$3,698
Average net assets (000)	$53,784		$47,639	$27,717	$16,155		$7,260		$1,580
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.07%	(f)	1.08%	1.12%	1.13%		1.15%		1.16%
Expenses before waivers and/or expense reimbursement	1.32%	(f)	1.33%	1.37%	1.38%		1.40%		1.41%
Net investment income	5.70%	(f)	5.78%	6.47%	6.93%		8.32%		9.64%
Portfolio turnover rate	24%	(g)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

68

Class X Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014(a)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.60		$5.59	$5.34	$5.31		$4.83		$5.19
Income (loss) from investment operations:
Net investment income	.15		.30	.33	.36		.41		.38
Net realized and unrealized gain (loss) on investment transactions	.22		.04	.27	.04		.49		(.33)
Total from investment operations	.37		.34	.60	.40		.90		.05
Less Dividends:
Dividends from net investment income	(.16)		(.33)	(.35)	(.37)		(.42)		(.41)
Capital Contributions(e):	-		-	-	-	(d)	-	(d)	-
Net asset value, end of period	$5.81		$5.60	$5.59	$5.34		$5.31		$4.83
Total Return(b):	6.63%		6.06%	11.69%	7.54%		19.07%		2.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$73	$249	$459		$966		$1,878
Average net assets (000)	$43		$167	$363	$766		$1,359		$2,152
Ratios to average net assets(c):
Expenses	1.57%	(f)	1.58%	1.62%	1.63%		1.65%		1.66%
Net investment income	5.17%	(f)	5.30%	6.06%	6.48%		7.97%		9.19%
Portfolio turnover rate	24%	(g)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	69

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014(a)		2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.62		$5.61	$5.35	$5.33		$4.85		$5.20
Income (loss) from investment operations:
Net investment income	.18		.36	.38	.42		.46		.44
Net realized and unrealized gain (loss) on investment transactions	.22		.04	.29	.03		.49		(.34)
Total from investment operations	.40		.40	.67	.45		.95		.10
Less Dividends:
Dividends from net investment income	(.19)		(.39)	(.41)	(.43)		(.47)		(.45)
Capital Contributions(e):	-		-	-	-	(d)	-	(d)	-
Net asset value, end of period	$5.83		$5.62	$5.61	$5.35		$5.33		$4.85
Total Return(b):	7.16%		7.13%	13.07%	8.47%		20.23%		3.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,291,867		$1,010,477	$725,367	$334,696		$117,442		$74,321
Average net assets (000)	$1,147,496		$911,701	$479,766	$304,551		$94,871		$37,817
Ratios to average net assets(c):
Expenses	.57%	(f)	.58%	.62%	.63%		.65%		.66%
Net investment income	6.20%	(f)	6.29%	6.97%	7.43%		8.86%		10.14%
Portfolio turnover rate	24%	(g)	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

70

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn •
Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYQX	JDYRX	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y884	74440Y603	74440Y801

MF110E2    0260375-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014